Dreyfus Investment Portfolios

Core Bond Portfolio

Investing in fixed-income securities to maximize total return

PROSPECTUS December 31, 2000

(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



The Portfolio

                                                  Dreyfus Investment Portfolios

                                                            Core Bond Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             1

Main Risks                                                                2

Past Performance                                                          3

Expenses                                                                  4

Management                                                                5

Financial Highlights                                                      7

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                   8

Exchange Privilege                                                        9

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMI-ANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, as to which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

GOAL/APPROACH

The portfolio seeks to maximize total return through capital appreciation and current income. To pursue this goal, the portfolio invests at least 65% of its assets in fixed-income securities, such as: U.S. government bonds and notes, corporate bonds, convertible securities, preferred stocks, asset-backed securities, mortgage-related securities, and foreign bonds. The portfolio also may own warrants and common stock acquired in "units" with bonds.

Generally, the portfolio seeks to maintain an investment grade (BBB/Baa) average credit quality. However, the portfolio may invest up to 35% of its assets in lower-rated securities (" high yield" or "junk" bonds). The portfolio has the flexibility to shift its investment focus among different fixed-income securities, based on market conditions and other factors. In choosing market sectors and securities for investment, the issuer's financial strength, and the current state and long-term outlook of the industry or sector are reviewed. Current and forecasted interest rate and liquidity conditions also are important
factors    in    this    regard.

Typically, the portfolio can be expected to have an average effective maturity of between 5 and 10 years and an average effective duration between 3.5 and 6 years. While the portfolio' s duration and maturity usually will stay within these ranges, if the maturity or duration of the portfolio's benchmark index moves outside these ranges, so may the portfolio's.

Concepts to understand

AVERAGE EFFECTIVE MATURITY: an average of the stated maturity of bonds, adjusted to reflect provisions that may cause a bond's principal to be repaid earlier than at maturity.

DURATION: an indication of an investment's "interest rate risk," or how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a portfolio's duration, the more it is likely to react to interest rate fluctuations and the greater its long-term risk/return potential.

BOND RATING: a ranking of a bond's quality, based on its ability to pay interest and repay principal. Bonds are rated from a high of "AAA" (highly unlikely to default) through a low of "D" (companies already in default).

                                                                  The Portfolio
<Page 1>

MAIN RISKS

The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money. The portfolio's principal risks include:

     . INTEREST RATE RISK. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the portfolio' s share price. The longer the portfolio's effective maturity and duration, the more its share price is likely to react to changes in interest rates.

     . CREDIT RISK. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the portfolio's share price. High yield bonds involve greater credit risk, including the risk of default, than investment grade bonds and are considered speculative. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

     . MARKET RISK. The portfolio' s overall risk level will depend on the market sectors in which the portfolio is invested and the current interest rate, liquidity and credit quality of such sectors.

     . ILLIQUIDITY RISK. When there is no active trading market for specific securities, it can become more difficult to sell the securities. In such a market, the value of such securities and the portfolio's share price may fall dramatically.

     . PREPAYMENT AND EXTENSION RISK. When interest rates fall, the principal on mortgages underlying mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher-yielding, underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the portfolio's potential price gain in response to falling interest rates, reduce the portfolio' s yield, or cause the portfolio's share price to fall. When interest rates rise, the portfolio' s maturity may lengthen in response to a drop in mortgage prepayments. This would increase the portfolio's sensitivity to rising rates and its potential for price declines.

     . FOREIGN RISK. The prices and yields of foreign bonds can be affected by political and economic instability or changes in currency exchange rates. The bonds of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

Other potential risks

The portfolio may invest in derivatives, such as options and futures contracts, and certain mortgage-related and asset-backed securities. Derivatives can be illiquid and their value can fall dramatically in response to rapid or unexpected changes in their underlying instruments. A small investment in certain derivatives can have a large impact on the portfolio's performance.

At times, the portfolio may engage in short-term trading, which could produce higher transaction costs.

The portfolio may buy securities on a forward commitment basis and may enter into reverse repurchase agreements. Those investment strategies may have a leveraging effect on the portfolio, thus potentially increasing its overall volatility.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

<Page 2>

PAST PERFORMANCE

Since Initial shares were not in existence as of December 31, 1999, annual total return information for that class is not included in this section of the prospectus. As a new class, past performance information is not available for Service shares as of the date of this prospectus.

                                                                  The Portfolio
<Page 3>

EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. These figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------

Fee table

                                                    Initial          Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.60%           0.60%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.68%           0.68%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      1.28%           1.53%

Fee waiver and/or expense
reimbursement                                         (0.48%)         (0.73%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 0.80%           0.80%

* THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 0.80%.
--------------------------------------------------------------------------------

Expense example

                                                    1 Year           3 Years
--------------------------------------------------------------------------------

INITIAL SHARES                                       $82           $358

SERVICE SHARES                                       $82           $412

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only. The one-year number is based on the net operating expenses. The three-year number is based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies, and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares which could be more than that payable with respect to other types of sales charges.

OTHER EXPENSES: estimated fees to be paid by the portfolio for the current fiscal year for miscellaneous items such as transfer agency, custody, professional and registration fees.


<Page 4>


MANAGEMENT

The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $154 billion in over 190 mutual fund portfolios. The portfolio has agreed to pay Dreyfus an annual management fee of 0.60% of the portfolio's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $540 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus taxable fixed income team, which consists of sector specialists, collectively makes investment decisions for the portfolio. The team' s specialists focus on, and monitor conditions in, the different sectors of the fixed income market. Once different factors have been analyzed, the sector specialists then decide on allocation weights for the portfolio and recommend securities for investment.

The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio' s distributor) each has adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

                                                                  The Portfolio
<Page 5>

MANAGEMENT (CONTINUED)

Performance Information for a Related Public Fund

Although the portfolio is newly organized and does not yet have its own full year of performance, the portfolio has the same investment objective and follows substantially the same investment policies and strategies as a corresponding series of another open-end investment company advised by Dreyfus -- Dreyfus
Premier Core Bond Fund -- Class A shares (the "Public Fund"). The portfolio currently has the same investment team as the Public Fund. The table at right shows average annual total return information for the Public Fund and for the Merrill Lynch Domestic Master Index, the benchmark index of the portfolio and the Public Fund. NO PERFORMANCE INFORMATION IS SHOWN FOR THE PORTFOLIO, WHICH DID NOT HAVE ITS OWN FULL YEAR OF PERFORMANCE AS OF SEPTEMBER 30, 2000.

Investors should not consider this performance data as an indication of the future performance of the portfolio. The performance figures for the Public Fund reflect the deduction of the historical fees and expenses paid by the Public Fund, and not those paid by the portfolio. The Public Fund's total annual operating expenses for the fiscal year ended October 31, 2000 were 1.01% of its average daily net assets. The performance figures also do not reflect the deduction of charges or expenses attributable to VA contracts or VLI policies, which would lower the performance quoted. Policy owners should refer to the applicable insurance company prospectus for information on any such charges and expenses. Additionally, although it is anticipated that the portfolio and the Public Fund will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of portfolio shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings.

Historical performance information for Class A shares of the Public Fund and the
Merrill  Lynch  Domestic  Master  Index  for various periods ended September 30,
2000, as calculated pursuant to SEC guidelines, is as follows:
--------------------------------------------------------------------------------

Average annual total return AS OF 9/30/00

                                                         1 Year                      5 Years                       10 Years
---------------------------------------------------------------------------------------------------------------------------------

DREYFUS PREMIER
CORE BOND FUND

      CLASS A (NAV)                                       7.83%                        7.50%                           9.41%

      CLASS A
      (WITH SALES LOAD)                                   1.63%                        6.23%                           8.76%

MERRILL LYNCH
DOMESTIC
MASTER INDEX*                                             6.92%                        6.47%                           8.10%(

* THE  MERRILL  LYNCH  DOMESTIC  MASTER  INDEX IS AN UNMANAGED PERFORMANCE
  BENCHMARK FOR U.S. GOVERNMENT SECURITIES AND INVESTMENT GRADE  CORPORATE
  SECURITIES  WITH MATURITIES GREATER THAN OR EQUAL TO ONE YEAR. ALL PERFORMANCE
  FIGURES REFLECT THE REINVESTMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS.

<Page 6>

FINANCIAL HIGHLIGHTS

The following table describes the performance of the portfolio's Initial shares for the fiscal period indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much an investment in the portfolio would have increased (or decreased) during the period, assuming the investor had reinvested all dividends and distributions. These figures are unaudited. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown. Since Service shares are new, financial highlights information is not available for that class as of the date of this prospectus.

                                                                                                               (UNAUDITED)
                                                                                                          PERIOD ENDED JUNE 30,
INITIAL SHARES                                                                                                    2000(1)
----------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                                              12.50

Investment operations:  Investment income -- net                                                                    .12

                         Net realized and unrealized gain (loss) on investments                                     .09

 Total from investment operations                                                                                   .21

 Distributions:          Dividends from investment income -- net                                                   (.06)

 Net asset value, end of period                                                                                   12.65

 Total return (%)                                                                                                 10.05(2)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                                         .80(2)

Ratio of net investment income to average net assets (%)                                                           5.86(2)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)
                                                                                                                   1.13(2)

Portfolio turnover rate (%)                                                                                      162.16(3)
---------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                             5,291

(1)  FROM MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2000.

(2)  ANNUALIZED.

(3)  NOT ANNUALIZED.



                                                                  The Portfolio

<Page 7>
                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

THE PRICE FOR PORTFOLIO SHARES is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/DREYFUS INVESTMENT PORTFOLIOS: CORE BOND PORTFOLIO/ SHARE CLASS) , for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead) and account registration and dealer number, if applicable, of the participating insurance company.

The portfolio' s investments are generally valued by using available market quotations or at fair value, which may be determined by one or more pricing services approved by the fund's board.

DISTRIBUTIONS AND TAXES

THE PORTFOLIO USUALLY PAYS DIVIDENDS from its net investment income once a month, and distributes any net capital gains it has realized once a year.

EACH  SHARE  CLASS WILL GENERATE a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.


<Page 8>

EXCHANGE PRIVILEGE

SHAREHOLDERS CAN EXCHANGE SHARES of a class of the portfolio for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such portfolio or fund offered without a separate class designation, or which makes available only one class, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.

                                                            Account Information

<Page 9>
                                                           For More Information

Dreyfus Investment Portfolios
Core Bond Portfolio
----------------------------------------

SEC file number:  811-08673

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes  the  portfolio's performance, lists portfolio holdings and contains a
letter  from  the  portfolio   manager  discussing  recent  market  conditions,
economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal period.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2000 Dreyfus Service Corporation
165P1200

Dreyfus Investment Portfolios

Core Value Portfolio

Investing in large-cap stocks  for long-term capital growth

PROSPECTUS December 31, 2000

(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.




The Portfolio

                                                  Dreyfus Investment Portfolios

                                                           Core Value Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             1

Main Risks                                                                2

Past Performance                                                          3

Expenses                                                                  4

Management                                                                5

Financial Highlights                                                      6

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          7

Distributions and Taxes                                                   7

Exchange Privilege                                                        8

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, as to which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

GOAL/APPROACH

The portfolio seeks long-term growth of capital, with current income as a secondary objective. To pursue these goals, the portfolio invests primarily in stocks of large-cap value companies (market capitalizations of $1 billion and above) . The portfolio typically invests mainly in the stocks of U.S. issuers, and will limit its foreign stock holdings to 20% of the value of its total assets. The portfolio's stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts.

In choosing stocks, the portfolio manager focuses on individual stock selection (a "bottom-up" approach) rather than forecasting stock market trends (a " top-down" approach) , and looks for value companies. A three-step value screening process is used to select stocks:

     . VALUE: quantitative screens track traditional measures such as price-to-earnings, price-to-book and price-to-sales; these ratios are analyzed and compared against the market

     . SOUND BUSINESS FUNDAMENTALS: a company' s balance sheet and income data are examined to determine the company's financial history

     . POSITIVE BUSINESS MOMENTUM: a company' s earnings and forecast changes are analyzed and sales and earnings trends are reviewed to determine the company's financial condition

The portfolio typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the portfolio manager's expectations.

Concepts to understand

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

LARGE-CAP COMPANIES: established companies that are considered "known quantities." Large-cap companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

                                                                  The Portfolio
<Page 1>

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Value stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock' s intrinsic worth or the portfolio manager misgauged that worth. They also may decline in price, even though in theory they are already underpriced. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Any foreign securities purchased by the portfolio include special risks, such as
exposure   to   currency  fluctuations,  changing  political  climate,  lack  of comprehensive company information and potentially less liquidity.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its primary investment objective.

Other potential risks

The portfolio, at times, may invest some assets in derivatives, such as options and futures contracts. The portfolio also may invest in foreign currencies. These practices, when employed, are used primarily to hedge the portfolio but may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

At times, the portfolio may engage in short-term trading, which could produce higher brokerage costs.

The portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the portfolio's gains or losses.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.


<Page 2>

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the performance of the portfolio's Initial shares for the portfolio's first full calendar year of operations. The table compares the average annual total return of the Initial shares to that of the Standard & Poor' s 500/BARRA Value Index (S&P 500 BARRA Value), which has been selected as the portfolio' s primary index based on the portfolio's and the index's value orientation, and the Standard & Poor's 500((reg.tm)) Composite Stock Price Index (S& P 500 Composite), each a broad measure of stock performance. Performance for the S& P 500 Composite will not be shown in the future. All performance figures reflect the reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. As a new class, past performance information is not available for Service shares as of the date of this prospectus.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                                        19.73
90      91      92      93      94      95      96      97      98      99

INITIAL SHARES

BEST QUARTER:                    Q4 '99                     +13.16%

WORST QUARTER:                   Q3 '99                     -10.40%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99

                                                                                                              Since
                                                                                                                inception

                                                                          1 Year                                (5/1/98)
--------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                                                                   19.73%                            7.61%

S&P 500 BARRA VALUE                                                              12.72%                            8.46%*

S&P 500 COMPOSITE                                                                21.03%                           19.80%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF EACH INDEX ON 4/30/98 IS USED AS THE
BEGINNING VALUE ON 5/1/98.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

                                                                  The Portfolio

<Page 3>


EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA
contracts    or    VLI    policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial         Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.75%           0.75%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      1.50%           1.75%

Fee waiver and/or expense
reimbursement                                          (0.50%)         (0.75%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 1.00%           1.00%

*THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.00%.
--------------------------------------------------------------------------------



Expense example

                                             1 Year                 3 Years                5 Years           10 Years
--------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                               $102                 $425                   $771                 $1,748

SERVICE SHARES                               $102                 $478                   $879                 $2,000

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only. The one-year number is based on the net operating expenses. The longer-term numbers are based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies, and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares which could be more than that payable with respect to other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.

<Page 4>



MANAGEMENT

The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $154 billion in over 190 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus a management fee at the annual rate of 0.25% of the portfolio' s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $540 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The portfolio' s primary portfolio manager is Valerie J. Sill. She has been a portfolio manager of the portfolio since its inception. Ms. Sill is a portfolio manager of Dreyfus and senior vice president of The Boston Company Asset Management, Inc. (TBCAM), an affiliate of Dreyfus. She is also a member of the Equity Policy Group of TBCAM. She previously served as director of equity research and as an equity research analyst for TBCAM.

The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio' s distributor) each has adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

                                                                  The Portfolio
<Page 5>

FINANCIAL HIGHLIGHTS

The following table describes the performance of the portfolio's Initial shares for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much an investment in the portfolio would have increased (or decreased) during each period, assuming the investor had reinvested all dividends and distributions. These figures (other than those for the six-month period ended June 30, 2000) have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request.
Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown. Since Service shares are new, financial highlights information is not available for that class as of the date of this prospectus.

                                                                               (UNAUDITED)

                                                                       SIX MONTHS ENDED JUNE 30,         YEAR ENDED DECEMBER 31,

 INITIAL SHARES                                                                     2000                 1999           1998(1)
-------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                              13.97                11.72           12.50

 Investment operations:  Investment income -- net                                    .06(2)               .07(2)          .07

                         Net realized and unrealized gain (loss) on investments     (.11)                2.24            (.77)

 Total from investment operations                                                   (.05)                2.31            (.70)

 Distributions:          Dividends from investment income -- net                      --                 (.06)           (.08)

                         Dividends from net realized gain on investments            (.06)                  --              --

 Total distributions                                                                (.06)                (.06)           (.08)

 Net asset value, end of period                                                    13.86                13.97           11.72

 Total return (%)                                                                   (.39)(3)            19.73           (5.59)(3)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                         .50(3)              1.00             .67(3)

 Ratio of net investment income to average net assets (%)                            .40(3)               .56             .62(3)

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)            .08(3)               .50             .74(3)

 Portfolio turnover rate (%)                                                       50.17(3)             97.14           47.37(3)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                            18,519               15,343           5,959

(1)  FROM MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  NOT ANNUALIZED.

<Page 6>

                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

THE PRICE FOR PORTFOLIO SHARES is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/DREYFUS INVESTMENT PORTFOLIOS: CORE VALUE PORTFOLIO/SHARE CLASS) , for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead) , account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES

THE PORTFOLIO USUALLY PAYS DIVIDENDS from its net investment income and distributes any net capital gains it has realized once a year.

EACH  SHARE  CLASS WILL GENERATE a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.

                                                            Account Information
<Page 7>


EXCHANGE PRIVILEGE

SHAREHOLDERS CAN EXCHANGE SHARES of a class of the portfolio for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such portfolio or fund offered without a separate class designation, or which makes available only one class, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.

<Page 8>

NOTES

                                                           For More Information

Dreyfus Investment Portfolios
Core Value Portfolio
----------------------------------------

SEC file number:  811-08673

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2000 Dreyfus Service Corporation
172P1200

Dreyfus Investment Portfolios

Emerging Leaders Portfolio

Seeks capital growth by investing in small companies

PROSPECTUS December 31, 2000

(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



The Portfolio

                                                  Dreyfus Investment Portfolios

                                                     Emerging Leaders Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             1

Main Risks                                                                2

Past Performance                                                          3

Expenses                                                                  4

Management                                                                5

Financial Highlights                                                      7

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                   8

Exchange Privilege                                                        9

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, as to which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

GOAL/APPROACH

The portfolio seeks capital growth. To pursue this goal, the portfolio invests in companies Dreyfus believes to be emerging leaders: small companies characterized by new or innovative products, services or processes having the potential to enhance earnings growth. The portfolio invests at least 65% of its total assets in companies with total market values of less than $1.5 billion at the time of purchase. The portfolio's investments may include common stocks, preferred stocks and convertible securities, including those issued in initial public offerings.

In choosing stocks, the portfolio uses a blended approach, investing in a combination of growth and value stocks. Using fundamental research and direct management contact, the portfolio managers seek stocks with dominant positions in major product lines, sustained achievement records and strong financial condition. They also seek special situations, such as corporate restructurings or management changes, that could increase the stock price.

The portfolio managers use a sector management approach, supervising a team of sector managers who assist in making buy and sell decisions within their respective areas of expertise. The portfolio' s sector weightings typically approximate those of the Russell 2000 Index.

The portfolio typically sells a stock when the reasons for buying it no longer apply, when the company begins to show deteriorating fundamentals or poor relative performance, or when a stock is fully valued by the market.

The portfolio currently intends to close to new investors after it reaches total assets of approximately $750 million.

Concepts to understand

SMALL COMPANIES: new, often entrepreneurial companies. Small companies tend to grow faster than large-cap companies, but frequently are more volatile, are more vulnerable to major setbacks, and have a higher failure rate than larger companies.

GROWTH COMPANIES: companies of any capitalization whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

                                                                  The Portfolio
<Page 1>

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, sometimes dramatically, which means that shareholders could lose money.

Small companies carry additional risks because their operating histories tend to be more limited, their earnings less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the portfolio' s investments will rise and fall based on investor perceptions rather than economics. In addition, some of the portfolio's investments will be made in anticipation of future products and services that, if delayed, could cause the stock price to drop.

The  portfolio  may purchase securities of companies in initial public offerings
(IPOs) . The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the portfolio. As a portfolio' s asset base increases, IPOs often have a diminished effect on such portfolio's performance.

Growth companies are expected to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the
dividend   yield   that   can   cushion   stock  prices  in  market  downturns.

Value stocks are subject to the risk that their intrinsic values may never be realized by the market, or their prices may go down. Further, while the portfolio' s investments in value stocks may limit the overall downside risk of the portfolio over time, the portfolio may produce more modest gains than riskier small-company stock funds as a trade-off for this potentially lower risk.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

The portfolio, at times, may invest in derivatives, such as options and futures contracts. The portfolio also may invest in foreign currencies and engage in short-selling, which involves selling a security it does not own in anticipation of a decline in the market price of the security. These practices, when employed, are used primarily to hedge the portfolio but may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility. In addition, derivatives can be illiquid and highly sensitive to changes in their underlying instrument. A small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

At times, the portfolio may engage in short-term trading, which could produce higher brokerage costs.

The portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the portfolio's gains or losses.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.


<Page 2>

PAST PERFORMANCE

Since Initial shares had less than one calendar year of performance as of December 31, 1999, annual total return information for that class is not included in this section of the prospectus. As a new class, past performance information is not available for Service shares as of the date of this prospectus.

                                                                  The Portfolio
<Page 3>

EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. These figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------

Fee table

                                                    Initial          Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.90%           0.90%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.94%           0.94%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      1.84%           2.09%

Fee waiver and/or expense
reimbursement                                         (0.34%)         (0.59%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 1.50%           1.50%

*THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRA-ORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.50%.
--------------------------------------------------------------------------------

Expense example

                                                    1 Year           3 Years
--------------------------------------------------------------------------------

INITIAL SHARES                                           $153            $546

SERVICE SHARES                                           $153            $598

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only. The one-year number is based on the net operating expenses. The three-year number is based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies, and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares which could be more than that payable with respect to other types of sales charges.

OTHER EXPENSES: estimated fees to be paid by the portfolio for the current fiscal year for miscellaneous items such as transfer agency, custody, professional and registration fees.

<Page 4>


MANAGEMENT

The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $154 billion in over 190 mutual fund portfolios. The portfolio has agreed to pay Dreyfus a management fee at the annual rate of 0.90% of the portfolio's average daily net assets. For the fiscal period December 15, 1999 (commencement of operations) through December 31, 1999, the portfolio did not pay Dreyfus a management fee as a result of a fee waiver/expense reimbursement in effect. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $540 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals,
businesses   and   institutions.   Mellon   is   headquartered  in  Pittsburgh,
Pennsylvania.

The portfolio's primary portfolio managers are Paul Kandel and Hilary Woods. Mr. Kandel and Ms. Woods have been the portfolio's primary portfolio managers since its inception. Mr. Kandel joined Dreyfus in 1994 as senior sector manager for the technology and telecommunications industries. Ms. Woods joined Dreyfus in 1987 as senior sector manager for the capital goods industry.

The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio' s distributor) each has adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund

                                                                  The Portfolio
<Page 5>

MANAGEMENT (CONTINUED)

Performance Information for Related Funds

The portfolio has substantially the same investment objective and follows substantially the same investment policies and strategies as two corresponding series of separate open-end investment companies advised by Dreyfus, the Dreyfus Emerging Leaders Fund (the "Public Fund"), which is offered to the public, and Dreyfus Small Cap Portfolio (the "Insurance Fund"), which, like the portfolio, serves as a funding vehicle for variable insurance products. The portfolio currently has the same primary portfolio managers as the Public Fund and the Insurance Fund. The table at the right shows average annual total return information for the Public Fund, the Insurance Fund and the Russell 2000 Index, the benchmark index of the portfolio, the Public Fund and the Insurance Fund. No performance information is shown for the portfolio, which did not have its own full year of performance as of September 30, 2000.

Investors should not consider this performance data as an indication of the future performance of the portfolio. The performance figures for the Public Fund and the Insurance Fund reflect the deduction of the historical fees and expenses paid by such funds, and not those paid by the portfolio. The total annual operating expenses, after fee waiver and expense reimbursement, if any, for the fiscal year ended August 31, 2000 for the Public Fund were 1.26% and for the fiscal year ended December 31, 1999 for the Insurance Fund were 0.78% of the respective fund's average daily net assets. The performance figures also do not reflect the deduction of charges or expenses attributable to VA contracts or VLI policies, which would lower the performance quoted. Policy owners should refer to the applicable insurance company prospectus for information on any such charges and expenses. Additionally, although it is anticipated that the portfolio, the Public Fund and the Insurance Fund will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of portfolio shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings.

Historical  performance information for the Public  Fund, the Insurance Fund and the  Russell  2000  Index  for  various  periods  ended  September  30, 2000, as calculated pursuant to SEC guidelines, is as follows:
--------------------------------------------------------------------------------

Average annual total return AS OF 9/30/00

                                                                                                                         Since
                                            1 Year                    5 Years                  10 Years                inception*
--------------------------------------------------------------------------------------------------------------------------------

DREYFUS
EMERGING
LEADERS
FUND                                         30.42%                   29.64%                    --                    29.57%

DREYFUS
SMALL CAP
PORTFOLIO                                    41.49%                   13.93%                  35.04%                  --

RUSSELL 2000
INDEX**                                      23.39%                   12.38%                  16.93%                  12.38%***

*   THE INCEPTION DATE OF THE DREYFUS EMERGING LEADERS FUND WAS  9/29/95.(

**  THE RUSSELL 2000 INDEX IS A WIDELY RECOGNIZED, UNMANAGED SMALL-CAP INDEX
    COMPRISED  OF  THE COMMON STOCKS OF THE 2,000 U.S. PUBLIC COMPANIES NEXT
    IN SIZE AFTER  THE LARGEST 1,000 PUBLICLY TRADED U.S. COMPANIES. ALL
    PERFORMANCE FIGURES REFLECT THE REINVESTMENT OF DIVIDENDS AND OTHER
    DISTRIBUTIONS.

*** FOR  COMPARATIVE PURPOSES FOR THE DREYFUS EMERGING LEADERS FUND, THE VALUE
    OF THE INDEX ON 9/30/95 IS USED AS THE BEGINNING VALUE ON 9/29/95.

<Page 6>

FINANCIAL HIGHLIGHTS

The following table describes the performance of the portfolio's Initial shares for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much an investment in the portfolio would have increased (or decreased) during each period, assuming the investor had reinvested all dividends and distributions. These figures (other than those for the six-month period ended June 30, 2000) have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown. Since Service shares are new, financial highlights information is not available for that class as of the date of this prospectus.




                                                                                            (UNAUDITED)
                                                                                          SIX MONTHS ENDED        YEAR ENDED
                                                                                              JUNE 30,           DECEMBER 31
INITIAL SHARES                                                                                   2000                1999(1)
----------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                              13.44                12.50

 Investment operations:  Investment income (loss) -- net                                           (.04)(2)              .01

                         Net realized and unrealized gain (loss) on investments                    2.19                  .93

 Total from investment operations                                                                  2.15                  .94

 Distributions:          Dividends from investment income -- net                                   (.01)                  --

 Net asset value, end of period                                                                   15.58                13.44

 Total return (%)                                                                                 15.97(3)              7.52(3)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                         .75(3)               .07(3)

Ratio of net investment income (loss) to average net assets (%)                                    (.28)(3)              .04(3)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)                            .63(3)              1.25(3)

Portfolio turnover rate (%)                                                                       87.56(3)              1.79(3)
--------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                             2,825                2,150

(1)  FROM DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1999.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  NOT ANNUALIZED.

                                                                  The Portfolio

<Page 7>
                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

The price for portfolio shares is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/Dreyfus Investment Portfolios: Emerging Leaders Portfolio/share class) , for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead) and account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES

The portfolio usually pays dividends from its net investment income and distributes any net capital gains it has realized once a year.

Each  share  class will generate a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.

<Page 8>


EXCHANGE PRIVILEGE

Shareholders can exchange shares of a class of the portfolio for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such portfolio or fund offered without a separate class designation, or which makes available only one class, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.

                                                            Account Information

<Page 9>
                                                           For More Information

Dreyfus Investment Portfolios
Emerging Leaders Portfolio
----------------------------------------

SEC file number:  811-08673

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio managers discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2000 Dreyfus Service Corporation
192P1200

Dreyfus Investment Portfolios

Emerging Markets Portfolio

Investing in emerging markets for long-term capital growth

PROSPECTUS December 31, 2000

(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



The Portfolio

                                                  Dreyfus Investment Portfolios

                                                     Emerging Markets Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             1

Main Risks                                                                2

Past Performance                                                          3

Expenses                                                                  4

Management                                                                5

Financial Highlights                                                      7

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                   8

Exchange Privilege                                                        9

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, as to which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

GOAL/APPROACH

The portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests primarily in the stocks of companies organized, or with a majority of its assets or business, in emerging market countries. Normally, the portfolio will not invest more than 25% of its total assets in the securities of companies in any one emerging market country. The portfolio may invest up to 35% of its net assets in the high yield debt securities of such companies as Dreyfus deems appropriate in light of market conditions.

In choosing stocks, the portfolio emphasizes growth-oriented stocks and employs a top-down country allocation approach which involves identifying and forecasting: key trends in global economic variables, such as gross domestic product, inflation and interest rates; investment themes, such as the impact of new technologies and the globalization of industries and brands; relative values of equity securities, bonds and cash; and long-term trends in currency movements.

Within countries and sectors determined to be relatively attractive, the portfolio seeks what the portfolio manager believes to be attractively priced companies that possess a sustainable competitive advantage in their country or sector. The portfolio typically will sell a security when themes or strategies change, or when the portfolio manager determines that the company's prospects have changed or that its stock is fully valued by the market.

Concepts to understand

EMERGING MARKET COUNTRIES: consist of all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Markets (Free) Index, which currently includes Argentina, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Israel, Jordan, Korea, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, Sri Lanka, South Africa, Taiwan, Thailand, Turkey and Venezuela, or any other country Dreyfus believes has an emerging economy or market.

GROWTH COMPANIES: companies of any capitalization whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

                                                                  The Portfolio
<Page 1>

MAIN RISKS

The stock markets of emerging market countries can be extremely volatile. The value of a shareholder' s investment in the portfolio will go up and down, sometimes dramatically, which means that shareholders could lose money rapidly.

The portfolio's performance will be influenced by political, social and economic factors affecting investments in companies in emerging market countries. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large changes in price. Special risks include exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, a lack of comprehensive company information, political instability, and differing auditing and legal standards. Such risks could result in more volatility for the portfolio.

Because the stock prices of growth companies are based in part on future expectations, these stocks may fall sharply if investors believe the prospects for a stock, industry or the economy in general are weak. In addition, growth stocks typically lack the dividend yield that could cushion stock prices in market downturns.

The fund may invest in companies of any size. Investments in smaller companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies.

High yield (" junk" ) bonds involve greater credit risk, including the risk of default, than investment grade bonds. They tend to be more volatile in price and
less    liquid    and    are    considered    speculative.

The portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the portfolio may be more sensitive to changes in the market value of a single company or industry.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Other potential risks

The portfolio, at times, may invest in derivatives, such as options and futures contracts. The portfolio also may invest in foreign currencies and engage in short-selling, which involves selling a security it does not own in anticipation of a decline in the market price of the security. These practices, when employed, are used primarily to hedge its portfolio but also to increase returns; however, such practices sometimes may reduce returns or increase volatility. In addition, derivatives can be illiquid and highly sensitive to changes in their underlying instrument. A small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

At times, the portfolio may engage in short-term trading, which could produce higher brokerage costs.

The portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the portfolio's gains or losses.


<Page 2>

PAST PERFORMANCE

Since Initial shares had less than one calendar year of performance as of December 31, 1999, annual total return information for that class is not included in this section of the prospectus. As a new class, past performance information is not available for Service shares as of the date of this prospectus.

                                                                  The Portfolio
<Page 3>

EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. These figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------

Fee table

                                                    Initial          Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         1.25%           1.25%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          1.51%           1.51%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      2.76%           3.01%

Fee waiver and/or expense
reimbursement                                         (0.76%)         (1.01%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 2.00%           2.00%

*THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 2.00%.
--------------------------------------------------------------------------------

Expense example

                                                        1 Year           3 Years
--------------------------------------------------------------------------------

INITIAL SHARES                                           $203            $784

SERVICE SHARES                                           $203            $835

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only. The one-year number is based on the net operating expenses. The three-year number is based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies, and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares which could be more than that payable with respect to other types of sales charges.

OTHER EXPENSES: estimated fees to be paid by the portfolio for the current fiscal year for miscellaneous items such as transfer agency, custody, professional and registration fees.

<Page 4>



MANAGEMENT

The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $154 billion in over 190 mutual fund portfolios. The portfolio has agreed to pay Dreyfus a management fee at the annual rate of 1.25% of the portfolio's average daily net assets. For the fiscal period December 15, 1999 (commencement of operations) through December 31, 1999, the portfolio did not pay Dreyfus a management fee as a result of a fee waiver/expense reimbursement in effect. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $540 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals,
businesses   and   institutions.   Mellon   is   headquartered  in  Pittsburgh,
Pennsylvania.

The portfolio's primary portfolio manager is Daniel Beneat. Mr. Beneat has been the primary portfolio manager of the portfolio since its inception and has been employed by Dreyfus since May 1996. For the three previous years, he was a vice president and portfolio manager at UBS Asset Management (NY), Inc.

The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio' s distributor) each has adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

                                                                  The Portfolio
<Page 5>

MANAGEMENT (CONTINUED)

Performance Information for Related Public Fund

The portfolio has the same investment objective and follows substantially the same investment policies and strategies as a corresponding series of another open-end investment company advised by Dreyfus, the Dreyfus Premier Emerging Markets Fund -- Class A shares (the "Public Fund"). The portfolio has the same primary portfolio manager as the Public Fund. The table at right shows average annual total return information for the Public Fund and for the Morgan Stanley Capital International (MSCI) Emerging Markets (Free) Index, the benchmark index of the portfolio and the Public Fund. No performance information is shown for the portfolio, which did not have its own full year of performance as of September 30, 2000.

Investors should not consider this performance data as an indication of the future performance of the portfolio. The performance figures for the Public Fund reflect the deduction of the historical fees and expenses paid by the Public Fund, and not those paid by the portfolio. The Public Fund's total annual operating expenses, after fee waiver and expense reimbursement, for the year ended September 30, 2000 were 2.25% of its average daily net assets. The performance figures for the Public Fund also do not reflect the deduction of charges or expenses attributable to VA contracts or VLI policies, which would lower the performance quoted. Policy owners should refer to the applicable insurance company prospectus for information on any such charges and expenses. Additionally, although it is anticipated that the portfolio and the Public Fund will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of portfolio shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings.

Historical performance information for Class A shares of the Public Fund and for the MSCI Emerging Markets (Free) Index for various periods ended September 30, 2000, as calculated pursuant to SEC guidelines, is as follows:
--------------------------------------------------------------------------------

Average annual total return AS OF 9/30/00

                                                             Since inception

                                              1 Year            (3/31/98)
--------------------------------------------------------------------------------

DREYFUS PREMIER EMERGING MARKETS FUND

   CLASS A (NAV)                                  7.91%               .92%

   CLASS A (WITH SALES LOAD)                      1.68%             -1.42%

MSCI EMERGING MARKETS
(FREE) INDEX*                                      .41%             -2.59%

*THE MSCI EMERGING MARKETS (FREE) INDEX IS A MARKET CAPITALIZATION-WEIGHTED INDEX COMPOSED OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF 25 EMERGING MARKET COUNTRIES IN EUROPE, LATIN AMERICA AND THE PACIFIC BASIN AND INCLUDES GROSS DIVIDENDS REINVESTED. THE INDEX EXCLUDES CLOSED MARKETS AND THOSE SHARES IN OTHERWISE FREE MARKETS WHICH ARE NOT PURCHASABLE BY FOREIGNERS.

<Page 6>

FINANCIAL HIGHLIGHTS

The following table describes the performance of the portfolio's Initial shares for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much an investment in the portfolio would have increased (or decreased) during each period, assuming the investor had reinvested all dividends and distributions. These figures (other than those for the six-month period ended June 30, 2000) have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request.
Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown. Since Service shares are new, financial highlights information is not available for that class as of the date of this prospectus.

(UNAUDITED)
                                                                                            SIX MONTHS ENDED       YEAR ENDED
                                                                                               JUNE 30,            DECEMBER 31
INITIAL SHARES                                                                                     2000               1999(1)
--------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                              13.63                  12.50

 Investment operations:  Investment income -- net                                                   .10(2)                 .02

                         Net realized and unrealized gain (loss) on investments                   (1.12)                  1.11

 Total from investment operations                                                                 (1.02)                  1.13

 Distributions:          Dividends from investment income -- net                                   (.02)                    --

                         Dividends from net realized gain on investments                           (.01)                    --

 Total distributions                                                                               (.03)                    --

 Net asset value, end of period                                                                   12.58                  13.63

 Total return (%)                                                                                 (7.54)(3)               9.04(3)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                         .99(3)                 .09(3)

Ratio of net investment income to average net assets (%)                                            .75(3)                 .18(3)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)
                                                                                                   1.01(3)                1.51(3)

Portfolio turnover rate (%)                                                                       66.30(3)                 .43(3)
--------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                             2,087                  2,181

(1)  FROM DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1999.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  NOT ANNUALIZED.

                                                                  The Portfolio

<Page 7>
                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

The price for portfolio shares is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/Dreyfus Investment Portfolios: Emerging Markets Portfolio/share class) , for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead) and account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees. Foreign securities held by the portfolio may trade on days when the portfolio does not calculate its NAV and thus affect the portfolio's NAV on days when investors have no access to the portfolio.

DISTRIBUTIONS AND TAXES

The portfolio usually pays dividends from its net investment income and distributes any net capital gains it has realized once a year.

Each  share  class will generate a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.

<Page 8>


EXCHANGE PRIVILEGE

Shareholders can exchange shares of a class of the portfolio for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such portfolio or fund offered without a separate class designation, or which makes available only one class, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.

                                                            Account Information

<Page 9>
                                                           For More Information

Dreyfus Investment Portfolios
Emerging Markets Portfolio
----------------------------------------

SEC file number:  811-08673

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2000 Dreyfus Service Corporation
191P1200

Dreyfus Investment Portfolios

European Equity Portfolio

Investing in European companies for long-term capital growth

PROSPECTUS December 31, 2000

(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



The Portfolio

                                                  Dreyfus Investment Portfolios

                                                      European Equity Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             1

Main Risks                                                                2

Past Performance                                                          3

Expenses                                                                  4

Management                                                                5

Financial Highlights                                                      6

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          7

Distributions and Taxes                                                   7

Exchange Privilege                                                        8

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, as to which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

GOAL/APPROACH

The portfolio seeks long-term capital growth. To pursue this goal, the portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

In choosing stocks, the portfolio manager identifies and forecasts: key trends in economic variables, such as gross domestic product, inflation and interest rates; investment themes, such as the impact of new technologies and the globalization of industries and brands; relative values of equity securities, bonds and cash; and long-term trends in currency movements.

Within markets and sectors determined to be relatively attractive, the portfolio manager seeks what are believed to be attractively priced companies that possess a sustainable competitive advantage in their market or sector. The portfolio manager generally sells securities when themes or strategies change or when the portfolio manager determines that the company's prospects have changed or that its stock is fully valued by the market.

Concepts to understand

EUROPEAN COMPANY: a company organized under the laws of a European country or for which the principal securities trading market is in Europe; or a company, wherever organized, with a majority of its assets or business in Europe.

PREFERRED STOCK: stock that pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock ordinarily does not carry voting rights.

CONVERTIBLE SECURITIES: corporate securities, usually preferred stock or bonds, that are exchangeable for a set amount of another form of security, usually common stock, at a prestated price.

                                                                  The Portfolio
<Page 1>

MAIN RISKS

While stocks have historically been a choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

The portfolio's performance will be influenced by political, social and economic factors affecting companies in European countries and throughout the world. These risks include changes in currency exchange rates, a lack of comprehensive company information, political instability, less liquidity and differing auditing and legal standards.

The portfolio expects to invest primarily in the stocks of companies located in developed European countries. However, the portfolio may invest in the stocks of companies located in certain European countries which are considered to be emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

The  portfolio  may purchase securities of companies in initial public offerings
(IPOs) . The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the portfolio. As a portfolio' s asset base increases, IPOs often have a diminished effect on such portfolio's performance.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

The portfolio, at times, may invest in derivatives, such as options and futures contracts. The portfolio also may invest in foreign currencies and engage in short-selling, which involves selling a security it does not own in anticipation of a decline in the market price of the security. These practices, when employed, are used primarily to hedge its portfolio but also may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility. In addition, derivatives can be illiquid and highly sensitive to changes in their underlying instrument. A small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.


<Page 2>

PAST PERFORMANCE

Since Initial shares had less than one calendar year of performance as of December 31, 1999, annual total return information for that class is not included in this section of the prospectus. As a new class, past performance information is not available for Service shares as of the date of this prospectus.

                                                                  The Portfolio
<Page 3>

EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. These figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------

Fee table

                                                    Initial          Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         1.00%           1.00%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          4.03%           4.03%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      5.03%           5.28%

Fee waiver and/or expense
reimbursement                                         (3.78%)         (4.03%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 1.25%           1.25%

*THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.25%.
--------------------------------------------------------------------------------

Expense example

                                           1 Year                 3 Years                5 Years           10 Years
--------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                              $127                 $1,171                $2,214                 $4,818

SERVICE SHARES                              $127                 $1,220                $2,306                 $4,996


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only. The one-year number is based on net operating expenses. The longer-term numbers are based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies, and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares which could be more than that payable with respect to other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.



<Page 4>

MANAGEMENT

The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $154 billion in over 190 mutual fund portfolios. The portfolio has agreed to pay Dreyfus a management fee at the annual rate of 1.00% of the portfolio's average daily net assets. For the fiscal period April 30, 1999 (commencement of operations) through December 31, 1999, the portfolio did not pay Dreyfus a management fee as a result of a fee waiver/expense reimbursement in effect. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $540 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals,
businesses   and   institutions.   Mellon   is   headquartered  in  Pittsburgh,
Pennsylvania.

Dreyfus has engaged its affiliate, Newton Capital Management Limited, to serve as the portfolio's sub-investment adviser. Newton, located at 71 Queen Victoria Street, London, EC4V 4DR, England, was formed in 1977 and, as of September 30, 2000, together with its parent and its parent' s subsidiaries, managed approximately $30 billion in discretionary separate accounts and other investment accounts.

The portfolio's primary portfolio manager is Joanna Bowen. Ms. Bowen has been a primary portfolio manager for the portfolio since its inception. She joined Newton in 1993 as a European fund manager, was appointed an associate director of Newton in 1997, and was appointed a director of Newton in 1999.

The portfolio, Dreyfus, Newton and Dreyfus Service Corporation (the portfolio's distributor) each has adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

                                                                  The Portfolio
<Page 5>

FINANCIAL HIGHLIGHTS

The following table describes the performance of the portfolio's Initial shares for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much an investment in the portfolio would have increased (or decreased) during each period, assuming the investor had reinvested all dividends and distributions. These figures (other than those for the six-month period ended June 30, 2000) have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request.
Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown. Since Service shares are new, financial highlights information is not available for that class as of the date of this prospectus.

                                                                                                (UNAUDITED)
                                                                                             SIX MONTHS ENDED       YEAR ENDED
                                                                                                  JUNE 30,           DECEMBER 31
INITIAL SHARES                                                                                     2000                1999(1)
---------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                              15.96                12.50

 Investment operations:  Investment income -- net                                                   .11(2)               .04(2)

                         Net realized and unrealized gain (loss) on investments                     .33                 3.61

 Total from investment operations                                                                   .44                 3.65

 Distributions:          Dividends from investment income -- net                                     --                 (.03)

                         Dividends from net realized gain on investments                           (.51)                (.16)

 Total distributions                                                                               (.51)                (.19)

 Net asset value, end of period                                                                   15.89                15.96

 Total return (%)                                                                                  2.45(3)             29.20(3)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                         .65(3)              1.01(3)

Ratio of net investment income to average net assets (%)                                            .63(3)               .32(3)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)                            .28(3)              2.38(3)

Portfolio turnover rate (%)                                                                       99.81(3)             99.89(3)
---------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                            19,900                6,592

(1)  FROM APRIL 30, 1999 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1999.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  NOT ANNUALIZED.

<Page 6>

                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

The price for portfolio shares is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/Dreyfus Investment Portfolios: European Equity Portfolio/share class) , for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees. Foreign securities held by the portfolio may trade on days when the portfolio does not calculate its NAV and thus affect the portfolio's NAV on days when investors have no access to the portfolio.

DISTRIBUTIONS AND TAXES

The portfolio usually pays dividends from its net investment income and distributes any net capital gains it has realized once a year.

Each  share  class will generate a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.

                                                            Account Information
<Page 7>


EXCHANGE PRIVILEGE

Shareholders can exchange shares of a class of the portfolio for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such portfolio or fund offered without a separate class designation, or which makes available only one class, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.


<Page 8>

NOTES

                                                           For More Information

Dreyfus Investment Portfolios
European Equity Portfolio
----------------------------------------

SEC file number:  811-08673

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2000 Dreyfus Service Corporation
181P1200




Dreyfus Investment Portfolios

Founders Discovery Portfolio

Investing in stocks of smaller-cap growth companies for capital appreciation

PROSPECTUS December 31, 2000

(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



The Portfolio

                                                  Dreyfus Investment Portfolios

                                                   Founders Discovery Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             1

Main Risks                                                                2

Past Performance                                                          3

Expenses                                                                  4

Management                                                                5

Financial Highlights                                                      7

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                   8

Exchange Privilege                                                        9

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, as to which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

GOAL/APPROACH

The portfolio seeks capital appreciation. To pursue this goal, the portfolio invests primarily in equity securities of small, U.S.-based companies which are characterized as "growth" companies. These companies typically are not listed on a national securities exchange, but trade on the over-the-counter market. The portfolio may purchase securities of companies in initial public offerings or shortly thereafter.

The portfolio manager seeks investment opportunities for the portfolio in companies with fundamental strengths that indicate the potential for growth in earnings per share. The portfolio manager focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

The portfolio may invest up to 30% of its assets in foreign securities. The portfolio may invest in securities of larger issuers if the portfolio manager believes these securities offer attractive opportunities for capital appreciation. The portfolio also may invest in investment grade debt securities of domestic or foreign issuers that the portfolio manager believes -- based on market conditions, the financial condition of the issuer, general economic conditions, and other relevant factors -- offer opportunities for capital appreciation.

Concepts to understand

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

SMALL COMPANIES: generally, those companies with market capitalizations of less than $2.2 billion. This range may fluctuate depending on changes in the value of the stock market as a whole. Small companies tend to grow faster than large-cap companies, but frequently are more volatile, are more vulnerable to major setbacks, and have a higher failure rate than large companies.

EQUITY SECURITIES: common stocks, preferred stocks and convertible securities. The portfolio may invest in preferred stocks and convertible securities rated at the time of purchase at least B by a credit rating agency or the unrated equivalent as determined by the portfolio's sub-adviser.

                                                                  The Portfolio
<Page 1>

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, sometimes dramatically, which means that shareholders could lose money.

Small companies carry additional risks because their operating histories tend to be more limited, their earnings less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the portfolio' s investments will rise and fall based on investor perceptions rather than economics.

Because the portfolio may allocate relatively more assets to certain industry sectors than others, the portfolio's performance may be more susceptible to any developments which affect those sectors emphasized by the portfolio.

Growth companies are expected to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

Any foreign securities purchased by the portfolio are subject to special risks, such as exposure to currency fluctuations, changing political climate, lack of comprehensive company information and potentially less liquidity.

The  portfolio  may purchase securities of companies in initial public offerings
(IPOs) . The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the portfolio. As a portfolio' s asset base increases, IPOs often have a diminished effect on such portfolio's performance.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

At times, the portfolio may engage in short-term trading, which could produce higher brokerage costs.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.



<Page 2>

PAST PERFORMANCE

Since Initial shares had less than one calendar year of performance as of December 31, 1999, annual total return information for that class is not included in this section of the prospectus. As a new class, past performance information is not available for Service shares as of the date of this prospectus.

                                                                  The Portfolio
<Page 3>

EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. These figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------

Fee table

                                                    Initial          Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.90%           0.90%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.63%           0.63%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      1.53%           1.78%

Fee waiver and/or expense
reimbursement                                         (0.03%)         (0.28%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 1.50%           1.50%

*THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.50%.
--------------------------------------------------------------------------------

Expense example

                                                    1 Year           3 Years
--------------------------------------------------------------------------------

INITIAL SHARES                                      $153            $480

SERVICE SHARES                                      $153            $533

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only. The one-year number is based on the net operating expenses. The three-year number is based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies, and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares which could be more than that payable with respect to other types of sales charges.

OTHER EXPENSES: estimated fees to be paid by the portfolio for the current fiscal year for miscellaneous items such as transfer agency, custody, professional and registration fees.



<Page 4>

MANAGEMENT

The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $154 billion in over 190 mutual fund portfolios. The portfolio has agreed to pay Dreyfus a management fee at the annual rate of 0.90% of the portfolio's average daily net assets. For the fiscal period December 15, 1999 (commencement of operations) through December 31, 1999, the portfolio did not pay Dreyfus a management fee as a result of a fee waiver/expense reimbursement in effect. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $540 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals,
businesses   and   institutions.   Mellon   is   headquartered  in  Pittsburgh,
Pennsylvania.

Dreyfus has engaged its growth specialist affiliate, Founders Asset Management LLC, to serve as the portfolio's sub-investment adviser. Founders, located at Founders Financial Center, 2930 East Third Avenue, Denver, Colorado 80206, and its predecessor companies have been offering tools to help investors pursue their financial goals since 1938. As of September 30, 2000, Founders managed mutual funds and other client accounts having aggregate assets of approximately $8.9 billion.

The portfolio' s primary portfolio manager is Robert T. Ammann, C.F.A. He has been the portfolio's primary portfolio manager since the portfolio's inception and has been employed by Founders since 1993. He is a vice president of investments at Founders.

The portfolio, Dreyfus, Founders and Dreyfus Service Corporation (the portfolio' s distributor) each has adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus and Founders codes of ethics restrict the personal securities transactions of their employees, and require portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Each code's primary purpose is to ensure that personal trading by Dreyfus or Founders employees does not disadvantage any Dreyfus- or Founders-managed fund.

                                                                  The Portfolio
<Page 5>

MANAGEMENT (CONTINUED)

Performance Information for Related Public Fund

The portfolio has the same investment objective and follows substantially the same investment policies and strategies as a corresponding series of another open-end investment company advised by Founders, the Dreyfus Founders Discovery Fund (the "Public Fund"). The portfolio currently has the same primary portfolio manager as the Public Fund. The table at the right shows average annual total return information for the Public Fund and for the Russell 2000 Index, the benchmark index of the portfolio and the Public Fund. NO PERFORMANCE INFORMATION IS SHOWN FOR THE PORTFOLIO, WHICH DID NOT HAVE ITS OWN FULL YEAR OF PERFORMANCE AS OF SEPTEMBER 30, 2000.

Investors should not consider this performance data as an indication of the future performance of the portfolio. The performance figures for the Public Fund reflect the deduction of the historical fees and expenses paid by the Public Fund, and not those paid by the portfolio. The Public Fund's total annual operating expenses, after fee waiver and expense reimbursement, for the year ended December 31, 1999 were 1.46% of its average daily net assets. The performance figures for the Public Fund also do not reflect the deduction of charges or expenses attributable to VA contracts or VLI policies, which would lower the performance quoted. Policy owners should refer to the applicable insurance company prospectus for information on any such charges and expenses. Additionally, although it is anticipated that the portfolio and the Public Fund will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of portfolio shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings.

The one-year performance of the Public Fund was due in part to the allocation to the Public Fund of securities sold in IPOs. There is no guarantee that the Public Fund' s investments in IPOs will continue to have a similar impact on performance, and such returns should not be expected over the long term.

Historical performance information for the Public Fund and for the Russell 2000 Index for various periods ended September 30, 2000, as calculated pursuant to SEC guidelines, is as follows:
--------------------------------------------------------------------------------

Average annual total return AS OF 9/30/00

                                                       1 Year                   5 Years                      10 Years
--------------------------------------------------------------------------------------------------------------------------------

FOUNDERS DISCOVERY
FUND -- CLASS F*                                        59.18%                   27.76%                        25.31%

RUSSELL 2000
INDEX**                                                 23.39%                   12.38%                        16.93%

*   CLASS F SHARES ARE GENERALLY CLOSED TO NEW INVESTORS.

**  THE  RUSSELL  2000  INDEX  IS A WIDELY RECOGNIZED, UNMANAGED SMALL-CAP INDEX
    COMPRISED  OF  THE COMMON STOCKS OF THE 2,000 U.S. PUBLIC COMPANIES NEXT IN
    SIZE AFTER  THE LARGEST 1,000 PUBLICLY TRADED U.S. COMPANIES. ALL
    PERFORMANCE FIGURES REFLECT THE REINVESTMENT OF DIVIDENDS AND OTHER
    DISTRIBUTIONS.

<Page 6>

FINANCIAL HIGHLIGHTS

The following table describes the performance of the portfolio's Initial shares for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much an investment in the portfolio would have increased (or decreased) during each period, assuming the investor had reinvested all dividends and distributions. These figures (other than those for the six-month period ended June 30, 2000) have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request.
Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown. Since Service shares are new, financial highlights information is not available for that class as of the date of this prospectus.

                                                                                           (UNAUDITED)
                                                                                          SIX MONTHS ENDED        YEAR ENDED
                                                                                               JUNE 30,            DECEMBER 31

INITIAL SHARES                                                                                  2000                 1999(1)
---------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                            13.89                    12.50

 Investment operations:  Investment income (loss) -- net                                         (.05)(2)                  .01

                         Net realized and unrealized gain (loss) on investments                  2.60                     1.38

 Total from investment operations                                                                2.55                     1.39

 Distributions:          Dividends from investment income -- net                                 (.01)                      --

                         Dividends from net realized gain on investments                         (.05)                      --

 Total distributions                                                                             (.06)                      --

 Net asset value, end of period                                                                 16.38                    13.89

 Total return (%)                                                                               18.33(3)                 11.12(3)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                       .75(3)                   .07(3)

Ratio of net investment income (loss) to average net assets (%)                                  (.35)(3)                  .06(3)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)
                                                                                                 1.10(3)                  1.45(3)

Portfolio turnover rate (%)                                                                     63.12(3)                  7.49(3)
--------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                           6,564                    2,223

(1)  FROM DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1999.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  NOT ANNUALIZED.



                                                                  The Portfolio
<Page 7>

                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.

THE PRICE FOR PORTFOLIO SHARES is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided the orders are received by the portfolio in proper form on the next business day. The participating insurance company is
responsible    for   properly   transmitting   purchase   and   sale   orders.

WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York
(DDA#8900375108/DREYFUS    INVESTMENT    PORTFOLIOS:    FOUNDERS    DISCOVERY
PORTFOLIO/SHARE CLASS), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead) and account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES

THE PORTFOLIO USUALLY PAYS DIVIDENDS from its net investment income and distributes any net capital gains it has realized once a year.

EACH  SHARE  CLASS WILL GENERATE a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.


<Page 8>

EXCHANGE PRIVILEGE

SHAREHOLDERS CAN EXCHANGE SHARES of a class of the portfolio for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such portfolio or fund offered without a separate class designation, or which makes available only one class, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.

                                                            Account Information

<Page 9>
                                                           For More Information

Dreyfus Investment Portfolios
Founders Discovery Portfolio
----------------------------------------

SEC file number:  811-08673

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2000 Dreyfus Service Corporation
193P1200

Dreyfus Investment Portfolios

Founders Growth Portfolio

Investing in stock of growth companies for long-term capital growth

PROSPECTUS December 31, 2000

(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



The Portfolio

                                                  Dreyfus Investment Portfolios

                                                      Founders Growth Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             1

Main Risks                                                                2

Past Performance                                                          3

Expenses                                                                  4

Management                                                                5

Financial Highlights                                                      7

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                   8

Exchange Privilege                                                        9

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, as to which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

GOAL/APPROACH

The portfolio seeks long-term growth of capital. To pursue this goal, the portfolio invests primarily in equity securities of well-established, high quality "growth" companies. These companies tend to have strong performance records, solid market positions and reasonable financial strength, and have continuous operating records of three years or more.

The portfolio will seek investment opportunities, generally, in companies which the portfolio managers believe have fundamental strengths that indicate the potential for growth in earnings per share. The portfolio managers focus on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

The portfolio may invest up to 30% of its assets in foreign securities, and up to 25% of its assets in any one foreign country. The portfolio also may invest in investment grade debt securities of domestic or foreign issuers that the portfolio managers believe -- based on market conditions, the financial condition of the issuer, general economic conditions, and other relevant factors -- offer opportunities for capital growth.

Concepts to understand

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

EQUITY SECURITIES: common stocks, preferred stocks and convertible securities. The portfolio will invest in preferred stocks and convertible securities that are rated at the time of purchase at least B by a credit rating agency or the unrated equivalent as determined by the portfolio's sub-adviser.

                                                                  The Portfolio
<Page 1>

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

While the portfolio' s investments in stocks of well-established companies may limit the overall downside risk of the portfolio over time, the portfolio may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Because the portfolio may allocate relatively more assets to certain industry sectors than others, the portfolio's performance may be more susceptible to any developments which affect those sectors emphasized by the portfolio.

Growth companies are expected to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

Any foreign securities purchased by the portfolio include special risks, such as
exposure   to   currency  fluctuations,  changing  political  climate,  lack  of comprehensive company information and potentially less liquidity.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

At times, the portfolio may engage in short-term trading, which could produce higher brokerage costs.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.



<Page 2>

PAST PERFORMANCE

The  bar  chart  and  table  below  show  some  of the risks of investing in the portfolio. The bar chart shows the performance of the portfolio's Initial shares for  the  portfolio's first full calendar year of operations. The table compares the  average annual total return of the Initial shares to that of the Standard &
Poor's 500/BARRA Growth Index (S&P 500 BARRA Growth), which has been selected as the  portfolio' s  primary index based on the portfolio's and the index's growth orientation,  and the Standard & Poor's 500 Composite Stock Price Index (S&P 500
Composite) , each  a broad measure of stock performance. Performance for the S&P
500  Composite  will not be shown in the future. All performance figures reflect the  reinvestment of dividends and distributions. Of course, past performance is no  guarantee of future results. As a new class, past performance information is not available for Service shares as of the date of this prospectus.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)
                                                                        39.01
90      91      92      93      94      95      96      97      98      99

INITIAL SHARES

BEST QUARTER:                    Q4 '99                       +30.13%

WORST QUARTER:                   Q3 '99                        -4.29%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99

                                                                                                     Since
                                                                                                   inception
                                                                    1 Year                         (9/30/98)
------------------------------------------------------------------------------------------------------------

INITIAL SHARES                                                      39.01%                            57.77%

S&P 500 BARRA GROWTH                                                28.25%                            45.19%

S&P 500 COMPOSITE                                                   21.03%                            35.94%

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

                                                                  The Portfolio

<Page 3>


EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial         Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          1.58%           1.58%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      2.33%           2.58%

Fee waiver and/or expense
reimbursement                                         (1.33%)         (1.58%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 1.00%           1.00%

*THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.00%.
--------------------------------------------------------------------------------

Expense example

                                  1 Year                 3 Years                5 Years           10 Years
---------------------------------------------------------------------------------------------------------

INITIAL SHARES                      $102                 $600                  $1,124                 $2,563

SERVICE SHARES                      $102                 $652                  $1,228                 $2,797

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only. The one-year number is based on net operating expenses. The longer-term numbers are based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies, and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares which could be more than that payable with respect to other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.


<Page 4>


MANAGEMENT

The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $154 billion in over 190 mutual fund portfolios. For the past fiscal year, the portfolio did not pay Dreyfus a management fee as a result of a fee waiver/expense reimbursement in effect. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $540 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

Dreyfus has engaged its growth specialist affiliate, Founders Asset Management LLC, to serve as the portfolio's sub-investment adviser. Founders, located at Founders Financial Center, 2930 East Third Avenue, Denver, Colorado 80206, and its predecessor companies have been offering tools to help investors pursue their financial goals since 1938. As of September 30, 2000, Founders managed mutual funds and other client accounts having aggregate assets of approximately $8.9 billion.

The portfolio' s primary portfolio managers are Scott A. Chapman, C.F.A. and Thomas M. Arrington, C.F.A. Mr. Chapman and Mr. Arrington have been the portfolio' s primary portfolio managers, and have been employed by Founders, since December 1998. Mr. Chapman is a vice president of investments and director of research at Founders. Mr. Arrington is a vice president of investments at Founders. Prior to joining Founders, Mr. Chapman was employed for seven years at HighMark Capital Management, Inc., a subsidiary of Union BanCal Corporation, most recently as a vice president and director of growth strategy. Prior to joining Founders, Mr. Arrington was employed for eight years at HighMark Capital where he held various positions, including vice president and director of income and growth strategy, securities research analyst and, most recently, vice president and director of income equity strategy.

The portfolio, Dreyfus, Founders and Dreyfus Service Corporation (the portfolio' s distributor) each has adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus and Founders codes of ethics restrict the personal securities transactions of their employees, and require portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Each code's primary purpose is to ensure that personal trading by Dreyfus or Founders employees does not disadvantage any Dreyfus- or Founders-managed fund.

                                                                  The Portfolio
<Page 5>

MANAGEMENT (CONTINUED)

Performance information for Public Fund and Portfolio

The portfolio has the same investment objective and follows substantially the same investment policies and strategies as a corresponding series of another open-end investment company advised by Founders, the Dreyfus Founders Growth Fund (the "Public Fund"). The portfolio currently has the same primary portfolio managers as the Public Fund. The first table at right shows average annual total return information for the Public Fund, the S&P 500 BARRA Growth and the S&P 500( )Composite. The second table shows average annual total return information for the portfolio, the S& P 500 BARRA Growth and the S&P 500 Composite

Investors should not consider this performance data as an indication of the future performance of the portfolio. The performance figures for the Public Fund reflect the deduction of the historical fees and expenses paid by the Public Fund, and not those paid by the portfolio. The Public Fund's total annual operating expenses, after fee waiver and expense reimbursement, for the year ended December 31, 1999 were 1.09% of its average daily net assets. The performance figures for the Public Fund and the portfolio also do not reflect the deduction of charges or expenses attributable to VA contracts or VLI policies, which would lower the performance quoted. Policy owners should refer to the applicable insurance company prospectus for information on any such charges and expenses. Additionally, although it is anticipated that the portfolio and the Public Fund will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of portfolio shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings. Performance information for the Public Fund and the portfolio reflect the reinvestment of dividends and other distributions.

PUBLIC FUND

Historical performance information for the Public Fund, the S&P 500 BARRA Growth and  the  S& P  500  Composite  for various periods ended September 30, 2000, as calculated pursuant to SEC guidelines, is as follows:
--------------------------------------------------------------------------------

Average annual total return AS OF 9/30/00

                                                1 Year                   5 Years                 10 Years
----------------------------------------------------------------------------------------------------------

DREYFUS FOUNDERS GROWTH
FUND -- CLASS F*                                27.90%                   20.95%                  21.61%

S&P 500 BARRA
GROWTH**                                        12.04%                   24.95%                  20.93%

S&P 500 COMPOSITE***                            13.27%                   21.67%                  19.42%

PORTFOLIO

Average annual total returns for the portfolio's Initial shares, the S&P BARRA Growth and the S&P 500 Composite for various periods ended September 30, 2000, as calculated pursuant to SEC guidelines, are as follows:
--------------------------------------------------------------------------------

Average annual total return AS OF 9/30/00

                                                                      Since
                                                                    inception
                                               1 Year               (9/30/98)
--------------------------------------------------------------------------------

FOUNDERS GROWTH
PORTFOLIO -- INITIAL SHARES                     27.20%                31.47%

S&P 500 BARRA GROWTH**                          12.04%                22.24%

S&P 500 COMPOSITE***                            13.27%                20.31%
--------------------------------------------------------------------------------

*    CLASS F SHARES ARE GENERALLY CLOSED TO NEW INVESTORS.

** THE S& P BARRA GROWTH IS A CAPITALIZATION-WEIGHTED INDEX OF ALL THE STOCKS IN THE S& P 500 COMPOSITE THAT HAVE HIGH PRICE-TO-BOOK RATIOS. ALL PERFORMANCE FIGURES REFLECT THE REINVESTMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS.

*** THE S& P 500 COMPOSITE IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF STOCK PERFORMANCE. ALL PERFORMANCE FIGURES REFLECT THE REINVESTMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS.

<Page 6>


FINANCIAL HIGHLIGHTS

The following table describes the performance of the portfolio's Initial shares for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much an investment in the portfolio would have increased (or decreased) during each period, assuming the investor had reinvested all dividends and distributions. These figures (other than those for the six-month period ended June 30, 2000) have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request.
Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown. Since Service shares are new, financial highlights information is not available for that class as of the date of this prospectus.

                                                      (UNAUDITED)
                                               SIX MONTHS ENDED JUNE 30,        YEAR ENDED DECEMBER 31,

 INITIAL SHARES                                           2000                 1999           1998(1)
---------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                      19.87                15.90           12.50

 Investment operations:  Investment income (loss) -- net     .00(2,3)            (.02)(2)         .01

                         Net realized and unrealized
                         gain (loss) on investments         (.75)                5.79            3.39

 Total from investment operations                           (.75)                5.77            3.40

 Distributions:          Dividends from investment
                         income -- net                        --                 (.01)            --

                         Dividends from net realized
                         gain on investments                (.13)               (1.79)            --

 Total distributions                                        (.13)               (1.80)            --

 Net asset value, end of period                            18.99                19.87           15.90

 Total return (%)                                          (3.72)(4)            39.01           27.20(4)
----------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                 .50(4)              1.00             .25(4)

 Ratio of net investment income (loss) to average
  net assets (%)                                             .00(4,5)            (.11)            .05(4)

 Decrease reflected in above expense ratios
   due to actions by Dreyfus (%)                             .14(4)              1.33             .31(4)

 Portfolio turnover rate (%)                                 101.25(4)         115.08           75.65(4)
----------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                       17,894             7,485           2,544

(1)  FROM SEPTEMBER 30, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(4)  NOT ANNUALIZED.

(5)  AMOUNT REPRESENTS LESS THAN .01%.

                                                                  The Portfolio

<Page 7>
                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

The price for portfolio shares is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/Dreyfus Investment Portfolios: Founders Growth Portfolio/share class) , for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the
participating    insurance    company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES

The portfolio usually pays dividends from its net investment income and distributes any net capital gains it has realized once a year.

Each  share  class will generate a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.


<Page 8>

EXCHANGE PRIVILEGE

Shareholders can exchange shares of a class of the portfolio for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such portfolio or fund offered without a separate class designation, or which makes available only one class, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.

                                                            Account Information

<Page 9>
                                                           For More Information

Dreyfus Investment Portfolios
Founders Growth Portfolio
----------------------------------------

SEC file number:  811-08673

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio managers discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2000 Dreyfus Service Corporation
176P1200


Dreyfus Investment Portfolios

Founders International Equity Portfolio

Investing in stocks of foreign growth companies

for long-term capital growth

PROSPECTUS December 31, 2000

(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



The Portfolio

                                                  Dreyfus Investment Portfolios

                                        Founders International Equity Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             1

Main Risks                                                                2

Past Performance                                                          3

Expenses                                                                  4

Management                                                                5

Financial Highlights                                                      7

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                   8

Exchange Privilege                                                        9

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, as to which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

GOAL/APPROACH

The portfolio seeks long-term growth of capital. To pursue this goal, the portfolio invests primarily in equity securities of foreign issuers which are characterized as "growth" companies. The portfolio may purchase securities of companies in initial public offerings or shortly thereafter.

The portfolio will seek investment opportunities, generally, in companies which the portfolio manager believes have fundamental strengths that indicate the potential for growth in earnings per share. The portfolio manager focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

The portfolio will invest primarily in foreign issuers from at least three foreign countries with established or emerging economies, but will not invest more than 50% of its assets in issuers in any one foreign country. Although the portfolio intends to invest substantially all of its assets in issuers located outside the United States, at times it may invest in U.S.-based companies. The portfolio also may invest in investment grade debt securities of foreign issuers that the portfolio manager believes -- based on market conditions, the financial condition of the issuer, general economic conditions, and other relevant factors -- offer opportunities for capital growth.

Concepts to understand

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

EQUITY SECURITIES: common stocks, preferred stocks and convertible securities. The portfolio will invest in preferred stocks and convertible securities that are rated at the time of purchase at least B by a credit rating agency or the unrated equivalent as determined by the portfolio's sub-adviser.

                                                                  The Portfolio
<Page 1>

MAIN RISKS

The portfolio's performance will be influenced by political, social and economic factors affecting companies in foreign countries. Like the stocks of U.S. companies, the securities of foreign issuers fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. The prices of securities purchased in initial public offerings or shortly thereafter may be very volatile. Unlike investing in U.S. companies, foreign securities include special risks such as exposure to currency fluctuations, a lack of comprehensive company information, political instability, and differing auditing and legal standards. The value of a shareholder' s investment in the portfolio will go up and down, which means that shareholders could lose money.

Because the portfolio may allocate relatively more assets to certain industry sectors than others, the portfolio's performance may be more susceptible to any developments which affect those sectors emphasized by the portfolio.

Growth companies are expected to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

The portfolio may invest in the stocks of companies located in developed countries and in emerging markets. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large changes in price; however, these markets also may provide higher long-term rates of return.

The  portfolio  may purchase securities of companies in initial public offerings
(IPOs) . The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the portfolio. As a portfolio' s asset base increases, IPOs often have a diminished effect on such portfolio's performance.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

At times, the portfolio may engage in short-term trading, which could produce higher brokerage costs.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

<Page 2>

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the performance of the portfolio's Initial shares for the portfolio's first full calendar year of operations. The table compares the average annual total return of the Initial shares to that of the Morgan Stanley Capital International (MSCI) World (ex. US) Index, a broad measure of international stock performance. All performance figures reflect the reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. As a new class, past performance information is not available for Service shares as of the date of this prospectus.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

INITIAL SHARES
                                                                      60.69
90      91      92      93      94      95     96     97      98      99

BEST QUARTER:                    Q4 '99                       +40.36%

WORST QUARTER:                   Q1 '99                        +2.44%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99

                                                                                                                       Since
                                                                                                                      inception

                                                                        1 Year                                        (9/30/98)
--------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                                                          60.69%                                          63.30%

MSCI WORLD
(EX. US) INDEX                                                          27.93%                                          41.33%

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

                                                                  The Portfolio


<Page 3>

EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial         Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         1.00%           1.00%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          2.77%           2.77%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      3.77%           4.02%

Fee waiver and/or expense
reimbursement                                         (2.27%)         (2.52%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 1.50%           1.50%

*THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.50%.
--------------------------------------------------------------------------------

Expense example

                                           1 Year                 3 Years                5 Years           10 Years
--------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                              $153                 $943                   $1,752                $3,865

SERVICE SHARES                              $153                 $993                   $1,850                $4,067

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only. The one-year number is based on net operating expenses. The longer-term numbers are based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies, and the broker-dealer acting as the principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares which could be more than that payable with respect to other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.


<Page 4>


MANAGEMENT

The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $154 billion in over 190 mutual fund portfolios. For the past fiscal year, the portfolio did not pay Dreyfus a management fee as a result of a fee waiver/expense reimbursement in effect. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $540 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

Dreyfus has engaged its growth specialist affiliate, Founders Asset Management LLC, to serve as the portfolio's sub-investment adviser. Founders, located at Founders Financial Center, 2930 East Third Avenue, Denver, Colorado 80206, and its predecessor companies have been offering tools to help investors pursue their financial goals since 1938. As of September 30, 2000, Founders managed mutual funds and other client accounts having aggregate assets of approximately $8.9 billion.

The portfolio's primary portfolio manager is Douglas A. Loeffler, C.F.A. He has been the portfolio's primary portfolio manager since the portfolio's inception and has been employed by Founders since 1995. He is a vice president of investments at Founders. Prior to joining Founders, Mr. Loeffler was employed for seven years at Scudder, Stevens & Clark as an international equities and quantitative analyst.

The portfolio, Dreyfus, Founders and Dreyfus Service Corporation (the portfolio' s distributor) each has adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus and Founders codes of ethics restrict the personal securities transactions of their employees, and require portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Each code's primary purpose is to ensure that personal trading by Dreyfus or Founders employees does not disadvantage any Dreyfus- or Founders-managed fund.

                                                                  The Portfolio
<Page 5>

MANAGEMENT (CONTINUED)

Performance information for Public Fund and Portfolio

The portfolio has the same investment objective and follows substantially the same investment policies and strategies as a corresponding series of another open-end investment company advised by Founders, the Dreyfus Founders International Equity Fund (the "Public Fund"). The portfolio currently has the same primary portfolio manager as the Public Fund. The first table at right shows average annual total return information for the Public Fund and for the MSCI World (ex. US) Index, the benchmark index of the portfolio and the Public Fund. The second table shows average annual total return information for the portfolio and the MSCI World (ex. US) Index.

Investors should not consider this performance data as an indication of the future performance of the portfolio. The performance figures for the Public Fund reflect the deduction of the historical fees and expenses paid by the Public Fund, and not those paid by the portfolio. The Public Fund's total annual operating expenses, after fee waiver and expense reimbursement, for the year ended December 31, 1999 were 1.80% of its average daily net assets. The performance figures for the Public Fund and the portfolio also do not reflect the deduction of charges or expenses attributable to VA contracts or VLI policies, which would lower the performance quoted. Policy owners should refer to the applicable insurance company prospectus for information on any such charges and expenses. Additionally, although it is anticipated that the portfolio and the Public Fund will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of portfolio shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings. Performance information for the Public Fund and the portfolio reflect the reinvestment of dividends and other distributions.

The one-year performance of the Public Fund and the portfolio was due in part to the allocation to the Public Fund and to the portfolio of securities sold in IPOs. There is no guarantee that investments in IPOs by the Public Fund or the portfolio will continue to have a similar impact on performance, and such returns should not be expected over the long term.

PUBLIC FUND

Historical performance information for the Public Fund and for the MSCI World (ex. US) Index for various periods ended September 30, 2000, as calculated pursuant to SEC guidelines, is as follows:
--------------------------------------------------------------------------------

Average annual total return AS OF 9/30/00

                                                                   Since
                                                                inception
                                            1 Year             (12/29/95)
--------------------------------------------------------------------------------

DREYFUS FOUNDERS INTERNATIONAL EQUITY
FUND -- CLASS F*                               23.74%             18.77%

MSCI WORLD
(EX. US) INDEX**                                5.24%              8.73%***(

PORTFOLIO

Average annual total return for the portfolio's Initial shares and for the MSCI World (Ex.US) Index for various periods ended September 30, 2000, as calculated pursuant to SEC guidelines, is as follows:
--------------------------------------------------------------------------------

Average annual total return AS OF 9/30/00

                                                                  Since
                                                                inception

                                             1 Year              (9/30/98)
--------------------------------------------------------------------------------

FOUNDERS INTERNATIONAL EQUITY
PORTFOLIO -- INITIAL SHARES                    24.58%               28.00%

MSCI WORLD
(EX. US) INDEX**                                5.24%               17.54%
--------------------------------------------------------------------------------

*    CLASS F SHARES ARE GENERALLY CLOSED TO NEW INVESTORS.

** THE MSCI WORLD (EX. US) INDEX IS AN ARITHMETICAL AVERAGE OF THE PERFORMANCE OF OVER 1,000 SECURITIES LISTED ON THE STOCK EXCHANGES OF EUROPE, CANADA, AUSTRALIA, NEW ZEALAND AND THE FAR EAST. TOTAL RETURN FIGURES FOR THE INDEX ASSUME CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AFTER DEDUCTION OF LOCAL TAXES, BUT DO NOT DEDUCT ANY FEES OR EXPENSES WHICH ARE CHARGED TO THE PUBLIC FUND AND THE PORTFOLIO.

*** FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 12/31/95 IS USED AS THE BEGINNING VALUE ON 12/29/95.

<Page 6>


FINANCIAL HIGHLIGHTS

The following table describes the performance of the portfolio's Initial shares for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much an investment in the portfolio would have increased (or decreased) during each period, assuming the investor had reinvested all dividends and distributions. These figures (other than those for the six-month period ended June 30, 2000) have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request.
Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown. Since Service shares are new, financial highlights information is not available for that class as of the date of this prospectus.

                                                                               (UNAUDITED)
                                                                         SIX MONTHS ENDED JUNE 30,       YEAR ENDED DECEMBER 31,

 INITIAL SHARES                                                                    2000                 1999           1998(1)
--------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                              21.65                14.36          12.50

 Investment operations:  Investment income (loss) -- net                             .04(2)              (.02)(2)       (.01)

                         Net realized and unrealized gain (loss) on investments     (.59)                8.73           1.87

 Total from investment operations                                                   (.55)                8.71           1.86

 Distributions:          Dividends from net realized gain on investments           (1.10)               (1.42)            --

 Net asset value, end of period                                                    20.00                21.65          14.36

 Total return (%)                                                                  (2.83)(3)            60.69          14.88(3)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                         .75(3)              1.50            .38(3)

 Ratio of investment income (loss) to average net assets (%)                         .18(3)              (.11)          (.08)(3)

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)            .59(3)              2.27            .81(3)

 Portfolio turnover rate (%)                                                      108.14(3)            190.80          29.25(3)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                             9,616                4,608          2,297

(1)  FROM SEPTEMBER 30, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  NOT ANNUALIZED.



                                                                  The Portfolio

<Page 7>
                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

The price for portfolio shares is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/Dreyfus Investment Portfolios: Founders International Equity Portfolio/share class), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead) , account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees. Foreign securities held by the portfolio may trade on days when the portfolio does not calculate its NAV and thus affect the portfolio's NAV on days when investors have no access to the portfolio.

DISTRIBUTIONS AND TAXES

The portfolio usually pays dividends from its net investment income and distributes any net capital gains it has realized once a year.

Each  share  class will generate a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.

<Page 8>


EXCHANGE PRIVILEGE

Shareholders can exchange shares of a class of the portfolio for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such portfolio or fund offered without a separate class designation, or which makes available only one class, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.

                                                            Account Information

<Page 9>
                                                           For More Information

Dreyfus Investment Portfolios
Founders International Equity Portfolio
----------------------------------------

SEC file number:  811-08673

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2000 Dreyfus Service Corporation
177P1200

Dreyfus Investment Portfolios

Founders Passport Portfolio

Investing in stocks of smaller foreign

growth companies for capital appreciation

PROSPECTUS December 31, 2000

(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.




The Portfolio

                                                  Dreyfus Investment Portfolios

                                                    Founders Passport Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             1

Main Risks                                                                2

Past Performance                                                          3

Expenses                                                                  4

Management                                                                5

Financial Highlights                                                      7

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                   8

Exchange Privilege                                                        9

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, as to which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

GOAL/APPROACH

The portfolio seeks capital appreciation. To pursue this goal, the portfolio invests primarily in equity securities of foreign small-cap companies that are characterized as "growth" companies. The portfolio may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter.

The portfolio seeks investment opportunities, generally, in companies which the portfolio manager believes have fundamental strengths that indicate the potential for growth in earnings per share. The portfolio manager focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

The portfolio will invest primarily in foreign issuers from at least three foreign countries with established or emerging economies. The portfolio may invest in securities of larger foreign issuers or in U.S. issuers, if the portfolio manager believes these securities offer attractive opportunities for capital appreciation.

The portfolio also may invest in investment grade debt securities of domestic or foreign issuers that the portfolio manager believes -- based on market conditions, the financial condition of the issuer, general economic conditions, and other relevant factors -- offer opportunities for capital appreciation.

Concepts to understand

FOREIGN SMALL-CAP COMPANIES: generally those foreign companies with market capitalizations of less than $1.5 billion. This range may fluctuate depending on changes in the value of the stock market as a whole.

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

EQUITY SECURITIES: common stocks, preferred stocks and convertible securities. The portfolio will invest in preferred stocks and convertible securities that are rated at the time of purchase at least B by a credit rating agency or the unrated equivalent as determined by the portfolio's sub-adviser.

                                                                  The Portfolio
<Page 1>

MAIN RISKS

The portfolio's performance will be influenced by political, social and economic factors affecting companies in foreign countries. Like the stocks of U.S. companies, the securities of foreign issuers fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Unlike investing in U.S. companies, foreign securities include special risks such as exposure to currency fluctuations, a lack of comprehensive company information, political instability, and differing auditing and legal standards. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Because the portfolio may allocate relatively more assets to certain industry sectors than others, the portfolio's performance may be more susceptible to any developments which affect those sectors emphasized by the portfolio.

Growth companies are expected to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

The portfolio may invest in the stocks of companies located in developed countries and in emerging markets. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large changes in price; however, these markets also may provide higher long-term rates of return.

The portfolio invests primarily in securities issued by companies with relatively small market capitalizations. Smaller companies typically carry additional risks because their earnings tend to be less predictable, their share
prices   more   volatile   and   their  securities  less  liquid  than  larger,
more-established companies.

The portfolio may purchase securities of companies in IPOs. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the portfolio. As a portfolio' s asset base increases, IPOs often have a diminished effect on such portfolio's performance.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

At times, the portfolio may engage in short-term trading, which could produce higher brokerage costs.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.



<Page 2>

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the performance of the portfolio's Initial shares for the portfolio's first full calendar year of operations. The table compares the average annual total return of the Initial shares to that of the Morgan Stanley Capital International (MSCI) World (ex. US) Index, a broad measure of international stock performance. All performance figures reflect the reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. As a new class, past performance information is not available for Service shares as of the date of this prospectus.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

INITIAL SHARES
                                                                      76.05
90      91      92      93      94      95      96     97     98      99

BEST QUARTER:                    Q4 '99                           +53.13%

WORST QUARTER:                   Q1 '99                            +3.55%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99

                                                                     Since

                                                                   inception

                                          1 Year                    (9/30/98)
--------------------------------------------------------------------------------

INITIAL SHARES                             76.05%                     76.79%

MSCI WORLD (EX. US)
INDEX                                      27.93%                     41.33%

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

                                                                  The Portfolio


<Page 3>

EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial         Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         1.00%           1.00%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          2.64%           2.64%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      3.64%           3.89%

Fee waiver and/or expense
reimbursement                                         (2.14%)         (2.39%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 1.50%           1.50%

*THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.50%.
--------------------------------------------------------------------------------

Expense example

                                          1 Year                3 Years                5 Years              10 Years
--------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                             $153                 $916                    $1,701                $3,758

SERVICE SHARES                             $153                 $967                    $1,799                $3,962

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only. The one-year number is based on net operating expenses. The longer-term numbers are based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies, and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares which could be more than that payable with respect to other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.


<Page 4>


MANAGEMENT

The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $154 billion in over 190 mutual fund portfolios. For the past fiscal year, the portfolio did not pay Dreyfus a management fee as a result of a fee waiver/expense reimbursement in effect. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $540 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

Dreyfus has engaged its growth specialist affiliate, Founders Asset Management LLC, to serve as the portfolio's sub-investment adviser. Founders, located at Founders Financial Center, 2930 East Third Avenue, Denver, Colorado 80206, and its predecessor companies have been offering tools to help investors pursue their financial goals since 1938. As of September 30, 2000, Founders managed mutual funds and other client accounts having aggregate assets of approximately $8.9 billion.

The portfolio's primary portfolio manager is Tracy P. Stouffer. She has been the portfolio' s primary portfolio manager, and has been employed by Founders, since July 1999. Prior to joining Founders, Ms. Stouffer was a vice president and portfolio manager with Federated Global Incorporated from 1995 to July 1999, and a vice president and portfolio manager with Clariden Asset Management, Inc. from 1988 to 1995.

The portfolio, Dreyfus, Founders and Dreyfus Service Corporation (the portfolio' s distributor) each has adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus and Founders codes of ethics restrict the personal securities transactions of their employees, and require portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Each code's primary purpose is to ensure that personal trading by Dreyfus or Founders employees does not disadvantage any Dreyfus- or Founders-managed fund.

                                                                  The Portfolio
<Page 5>

MANAGEMENT (CONTINUED)

Performance information for Public Fund and Portfolio

The portfolio has the same investment objective and follows substantially the same investment policies and strategies as a corresponding series of another open-end investment company advised by Founders, the Dreyfus Founders Passport Fund (the "Public Fund"). The portfolio currently has the same primary portfolio manager as the Public Fund. The first table at right shows average annual total return information for the Public Fund and for the MSCI World (ex. US) Index, the benchmark index of the portfolio and the Public Fund. The second table shows average annual total return information for the portfolio and the MSCI World (ex. US) Index.

Investors should not consider this performance data as an indication of the future performance of the portfolio. The performance figures for the Public Fund reflect the deduction of the historical fees and expenses paid by the Public Fund, and not those paid by the portfolio. The Public Fund's total annual operating expenses, after fee waiver and expense reimbursement, for the year ended December 31, 1999 were 1.64% of its average daily net assets. The performance figures for the Public Fund and the portfolio also do not reflect the deduction of charges or expenses attributable to VA contracts or VLI policies, which would lower the performance quoted. Policy owners should refer to the applicable insurance company prospectus for information on any such charges and expenses. Additionally, although it is anticipated that the portfolio and the Public Fund will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of portfolio shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings. Performance information for the Public Fund and the portfolio reflects the reinvestment of dividends and other distributions.

The one-year performance of the Public Fund and the portfolio was due in part to the allocation to the Public Fund and to the portfolio of securities sold in IPOs. There is no guarantee that investments in IPOs by the Public Fund or the portfolio will continue to have a similar impact on performance, and such returns should not be expected over the long term.

PUBLIC FUND

Historical  performance  information  for the Public Fund and for the MSCI World
(ex.  US)  Index  for  various  periods  ended September 30, 2000, as calculated pursuant to SEC guidelines, is as follows:
--------------------------------------------------------------------------------

Average annual total return AS OF 9/30/00

                                                                                                                Since

                                                                                                               inception

                                                                 1 Year                  5 Years                (11/16/93)
---------------------------------------------------------------------------------------------------------------------------------

DREYFUS FOUNDERS
PASSPORT FUND -- CLASS F*                                         39.04%                  17.87%               15.04%

MSCI WORLD
(EX. US) INDEX**                                                  5.24%                   9.15%                 9.91%***

PORTFOLIO

Average annual total return for the portfolio's Initial shares and for the MSCI World (ex. US) Index for various periods ended September 30, 2000, as calculated pursuant to SEC guidelines, is as follows:
--------------------------------------------------------------------------------

Average annual total return AS OF 9/30/00

                                                                  Since
                                                                inception

                                            1 Year              (9/30/98)
--------------------------------------------------------------------------------

FOUNDERS PASSPORT
PORTFOLIO -- INITIAL SHARES                    39.51%               36.28%

MSCI WORLD (EX. US) INDEX**                     5.24%               17.54%
--------------------------------------------------------------------------------

*    CLASS F SHARES ARE GENERALLY CLOSED TO NEW INVESTORS.

** THE MSCI WORLD (EX. US) INDEX IS AN ARITHMETICAL AVERAGE OF THE PERFORMANCE OF OVER 1,000 SECURITIES LISTED ON THE STOCK EXCHANGES OF EUROPE, CANADA, AUSTRALIA, NEW ZEALAND AND THE FAR EAST. TOTAL RETURN FIGURES FOR THE INDEX ASSUME CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AFTER DEDUCTION OF LOCAL TAXES, BUT DO NOT DEDUCT ANY FEES OR EXPENSES WHICH ARE CHARGED TO THE PUBLIC FUND AND THE PORTFOLIO.

*** FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 11/30/93 IS USED AS THE BEGINNING VALUE ON 11/16/93.


<Page 6>

FINANCIAL HIGHLIGHTS

The following table describes the performance of the portfolio's Initial shares for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much an investment in the portfolio would have increased (or decreased) during each period, assuming the investor had reinvested all dividends and distributions. These figures (other than those for the six-month period ended June 30, 2000) have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request.
Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown. Since Service shares are new, financial highlights information is not available for that class as of the date of this prospectus.

                                                                              (UNAUDITED)

                                                                          SIX MONTHS ENDED JUNE 30,      YEAR ENDED DECEMBER 31,

 INITIAL SHARES                                                                  2000                    1999           1998(1)
---------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            23.82                   14.46          12.50

 Investment operations:  Investment income (loss) -- net                          (.05)(2)             (.10)(2)           .00(3)

                         Net realized and unrealized gain (loss) on investments   (.99)               11.04              1.97

 Total from investment operations                                                (1.04)               10.94              1.97

 Distributions:          Dividends from investment income -- net                    --                   --              (.00)(3)

                         Dividends from net realized gain on investments         (1.11)               (1.58)             (.01)

 Total distributions                                                             (1.11)               (1.58)             (.01)

 Net asset value, end of period                                                  21.67                23.82             14.46

 Total return (%)                                                                (5.26)(4)            76.05             15.79(4)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                       .75(4)              1.50              .38(4)

 Ratio of net investment income (loss) to average net assets (%)                  (.20)(4)             (.60)             .02(4)

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)         1.01(4)              2.14              .30(4)

 Portfolio turnover rate (%)                                                    256.37(4)            319.31             3.98(4)
--------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                          26,427               14,836            5,788

(1)  FROM SEPTEMBER 30, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(4)  NOT ANNUALIZED.



                                                                  The Portfolio

<Page 7>
                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

The price for portfolio shares is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/Dreyfus Investment Portfolios: Founders Passport Portfolio/share class) , for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees. Foreign securities held by the portfolio may trade on days when the portfolio does not calculate its NAV and thus affect the portfolio's NAV on days when investors have no access to the portfolio.

DISTRIBUTIONS AND TAXES

The portfolio usually pays dividends from its net investment income and distributes any net capital gains it has realized once a year.

Each  share  class will generate a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.


<Page 8>

EXCHANGE PRIVILEGE

Shareholders can exchange shares of a class of the portfolio for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such portfolio or fund offered without a separate class designation, or which makes available only one class, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.

                                                            Account Information

<Page 9>
                                                           For More Information

Dreyfus Investment Portfolios
Founders Passport Portfolio
---------------------------------------

SEC file number: 811-08673

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2000 Dreyfus Service Corporation
178P1200

Dreyfus Investment Portfolios

Japan Portfolio

Investing in stocks of Japanese companies for long-term capital growth

PROSPECTUS December 31, 2000

(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



The Portfolio

                                                  Dreyfus Investment Portfolios

                                                                Japan Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             1

Main Risks                                                                2

Past Performance                                                          3

Expenses                                                                  4

Management                                                                5

Financial Highlights                                                      7

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                   8

Exchange Privilege                                                        9

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, as to which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

GOAL/APPROACH

The portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 65% of its total assets in stocks of Japanese companies. Generally, the portfolio invests at least 60% of its assets in Japanese companies with market caps of at least $1.5 billion at the time of investment. The portfolio' s investments may include common stocks, preferred stocks and convertible securities, including those issued in initial public offerings.

In choosing stocks, the portfolio manager identifies and forecasts: key trends in economic variables, such as gross domestic product, inflation and interest rates; investment themes, such as the impact of new technologies and the globalization of industries and brands; relative values of equity securities, bonds and cash; company fundamentals and long-term trends in currency movements

Within markets and sectors determined to be relatively attractive, the portfolio manager seeks what are believed to be attractively priced companies that possess a sustainable competitive advantage in their market or sector. The portfolio manager generally sells securities when themes or strategies change or when the portfolio manager determines that a company's prospects have changed or that its stock is fully valued by the market.

Many of the securities in which the portfolio invests are denominated in yen. To protect the portfolio against potential depreciation of the yen versus the U.S. dollar, the portfolio manager may engage in currency hedging.

Concepts to understand

JAPANESE COMPANY: a company organized under the laws of Japan or for which the principal securities trading market is Japan; or a company, wherever organized, with a majority of its assets or business in Japan.

CURRENCY HEDGING: the value of the yen can fluctuate significantly relative to the U.S. dollar and potentially result in losses for investors. To help offset such losses, the portfolio manager may employ certain techniques designed to reduce the portfolio's foreign currency exposure. Generally, this involves buying options, futures, or forward contracts for the foreign currency.

                                                                  The Portfolio
<Page 1>

MAIN RISKS

While stocks have historically been a choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

The portfolio's performance will be influenced by political, social and economic factors affecting investments in Japanese companies. These risks include changes in currency exchange rates, a lack of comprehensive company information, political instability, less liquidity and differing auditing and legal standards. Each of those risks could result in more volatility for the portfolio. While investments in all foreign countries are subject to those risks, the portfolio' s concentration in Japanese securities could cause the portfolio' s performance to be more volatile than that of more geographically diversified funds.

Small companies carry additional risks because their operating histories tend to be more limited, their earnings less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the portfolio' s investments will rise and fall based on investor perceptions rather than economics.

The  portfolio  may purchase securities of companies in initial public offerings
(IPOs) . The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the portfolio. As a portfolio' s asset base increases, IPOs often have a diminished effect on such portfolio's performance.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

The portfolio, at times, may invest in derivatives, such as options and futures contracts. The portfolio also may invest in foreign currencies and engage in short-selling, which involves selling a security it does not own in anticipation of a decline in the market price of the security. When employed, these practices are used primarily to hedge the portfolio but may also be used to increase returns; however, such practices sometimes may reduce returns or increase volatility. In addition, derivatives can be illiquid and highly sensitive to changes in their underlying instrument. A small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

The portfolio can buy securities with borrowed money (a form of leverage), which could magnify the portfolio's gains or losses.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.



<Page 2>

PAST PERFORMANCE

Since Initial shares had less than one calendar year of performance as of December 31, 1999, annual total return information for that class is not included in this section of the prospectus. As a new class, past performance information is not available for Service shares as of the date of this prospectus.

                                                                  The Portfolio


EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. These figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------

Fee table

                                                    Initial         Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         1.00%           1.00%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          1.79%           1.79%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      2.79%           3.04%

Fee waiver and/or expense
reimbursement                                         (1.29%)         (1.54%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 1.50%           1.50%

*THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.50%.
--------------------------------------------------------------------------------

Expense example

                                                       1 Year           3 Years
--------------------------------------------------------------------------------

INITIAL SHARES                                           $153            $743

SERVICE SHARES                                           $153            $794

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only. The one-year number is based on the net operating expenses. The three-year number is based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies, and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares which could be more than that payable with respect to other types of sales charges.

OTHER EXPENSES: estimated fees to be paid by the portfolio for the current fiscal year for miscellaneous items such as transfer agency, custody, professional and registration fees.


<Page 3>


MANAGEMENT

The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $154 billion in over 190 mutual fund portfolios. The portfolio has agreed to pay Dreyfus a management fee at the annual rate of 1.00% of the portfolio's average daily net assets. For the fiscal period December 15, 1999 (commencement of operations) through December 31, 1999, the portfolio did not pay Dreyfus a management fee as a result of a fee waiver/expense reimbursement in effect. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $540 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals,
businesses   and   institutions.   Mellon   is   headquartered  in  Pittsburgh,
Pennsylvania.

Dreyfus has engaged its affiliate, Newton Capital Management Limited, to serve as the portfolio's sub-investment adviser. Newton, located at 71 Queen Victoria Street, London, EC4V 4DR, England, was formed in 1977 and, as of September 30, 2000, together with its parent and its parent' s subsidiaries, managed approximately $30 billion in discretionary separate accounts and other investment accounts.

The portfolio' s primary portfolio manager is Miki Sugimoto. She has been the portfolio' s primary portfolio manager since the portfolio's inception and has been employed by Newton since 1995. Prior to joining Newton, Ms. Sugimoto was employed for five years at S.G. Warburg where she worked primarily in the corporate finance department.

The portfolio, Dreyfus, Newton and Dreyfus Service Corporation (the portfolio's distributor) each has adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

                                                                  The Portfolio
<Page 4>

MANAGEMENT (CONTINUED)

Performance Information for Related Investment Accounts

The portfolio has a substantially similar investment objective and follows substantially similar investment policies and strategies as two investment accounts advised by Newton, the Newton Japan Fund and Newton Universal Growth Funds Japanese Equity Fund (collectively, the "Investment Accounts"). The portfolio currently has the same portfolio managers as the Investment Accounts. The table at the right shows composite average annual total return information for the Investment Accounts and for the Morgan Stanley Capital International
(MSCI) Japan Index, the benchmark index of the portfolio and the Investment Accounts. No performance information is shown for the portfolio, which did not have its own full year of performance as of September 30, 2000.

Investors should not consider this performance data as an indication of the future performance of the portfolio. The performance figures for the Investment Accounts were calculated by Micropal on a "bid-bid" basis (i.e., the price at which an investor can sell its shares) with the accounts' gross income reinvested in U.S. dollars. The performance figures were then adjusted to reflect the deduction of the historical annual management fee paid by the Investment Accounts (1.50% of each Investment Account's net assets), and not those paid by the portfolio. The performance figures for the Investment Accounts do not reflect the deduction of charges or expenses attributable to VA contracts or VLI policies, which would lower the performance quoted. Policy owners should refer to the applicable insurance company prospectus for information on any such charges and expenses. Moreover, the performance of the Investment Accounts could have been adversely affected by the imposition of certain regulatory requirements, restrictions and limitations if the accounts had been regulated as
investment   companies   under  the  U.S.  federal  securities  and  tax  laws.
Additionally, although it is anticipated that the portfolio and the Investment Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of portfolio shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings.

Historical performance information for the Investment Accounts and for the MSCI Japan Index for various periods ended September 30, 2000 is as follows:
--------------------------------------------------------------------------------

Average annual total return AS OF 9/30/00

                                                                                                                        Since
                                                                      1 Year                   5 Years                 11/22/94*
---------------------------------------------------------------------------------------------------------------------------------

NEWTON JAPAN FUND                                                      -17.20%                    7.70%                   5.40%

NEWTON UGF JAPANESE
EQUITY FUND                                                            -15.20%                    7.40%                   4.40%

MSCI JAPAN INDEX**                                                      -2.00%                   -0.40%                  -1.49%

* NEWTON BEGAN MANAGING THE INVESTMENT ACCOUNTS ON NOVEMBER 22, 1994. PRIOR THERETO, THE INVESTMENT ACCOUNTS WERE MANAGED BY CAPITAL HOUSE, LLC, A SUBSIDIARY OF THE ROYAL BANK OF SCOTLAND. PERFORMANCE FOR THE MSCI JAPAN INDEX IS CALCULATED FROM OCTOBER 31, 1994.

** THE  MSCI  JAPAN  INDEX IS A CAPITALIZATION-WEIGHTED INDEX (ADJUSTED IN U.S.
   DOLLARS) OF COMPANIES IN JAPAN INTENDED TO REPLICATE THE INDUSTRY COMPOSITION OF THE LOCAL MARKET. THE CHOSEN LIST OF STOCKS INCLUDES A REPRESENTATIVE SAMPLING OF LARGE, MEDIUM AND SMALL-CAPITALIZATION WEIGHTED STOCKS, TAKING EACH STOCK'S LIQUIDITY INTO ACCOUNT. THE RETURNS OF THE INDEX ASSUME REINVESTMENT NET OF WITHHOLDING TAX AND, UNLIKE FUND RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES.

<Page 5>

FINANCIAL HIGHLIGHTS

The following table describes the performance of the portfolio's Initial shares for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much an investment in the portfolio would have increased (or decreased) during each period, assuming the investor had reinvested all dividends and distributions. These figures (other than those for the six-month period ended June 30, 2000) have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request.
Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown. Since Service shares are new, financial highlights information is not available for that class as of the date of this prospectus.

(UNAUDITED)
                                                                                         SIX MONTHS ENDED         YEAR ENDED
                                                                                             JUNE 30,             DECEMBER 31
INITIAL SHARES                                                                                 2000                   1999(1)
---------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                            12.84                 12.50

 Investment operations:  Investment income (loss) -- net                                         (.06)(2)               .00(3)

                         Net realized and unrealized gain (loss) on investments                  2.21                   .34

 Total from investment operations                                                                2.15                   .34

 Distributions:          Dividends from investment income -- net                                 (.05)                   --

 Net asset value, end of period                                                                 14.94                 12.84

 Total return (%)                                                                               16.84(4)               2.64(4)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                       .75(4)                .07(4)

Ratio of net investment income (loss) to average net assets (%)                                  (.41)(4)               .03(4)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)
                                                                                                 1.11(4)               1.35(4)

Portfolio turnover rate (%)                                                                    222.29(4)                 --
---------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                           2,486                 2,054

(1)  FROM DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1999.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(4)  NOT ANNUALIZED.



                                                                  The Portfolio

<Page 7>
                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

The price for portfolio shares is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is with a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/Dreyfus Investment Portfolios: Japan Portfolio/share class), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead) and account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees. Foreign securities held by the portfolio may trade on days when the portfolio does not calculate its NAV and thus affect the portfolio's NAV on days when investors have no access to the portfolio.

DISTRIBUTIONS AND TAXES

The portfolio usually pays dividends from its net investment income and distributes any net capital gains it has realized once a year.

Each  share  class will generate a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.


<Page 8>

EXCHANGE PRIVILEGE

Shareholders can exchange shares of a class of the portfolio for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such portfolio or fund offered without a separate class designation, or which makes available only one class, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.

                                                            Account Information

<Page 9>
                                                           For More Information

Dreyfus Investment Portfolios
Japan Portfolio
----------------------------------------

SEC file number:  811-08673

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2000 Dreyfus Service Corporation
189P1200


Dreyfus Investment Portfolios

MidCap Stock Portfolio

Investing in stocks of medium-size companies for investment results that exceed the total return performance of the S&P 400

PROSPECTUS December 31, 2000

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Portfolio

                                                  Dreyfus Investment Portfolios

                                                         MidCap Stock Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             1

Main Risks                                                                2

Past Performance                                                          3

Expenses                                                                  4

Management                                                                5

Financial Highlights                                                      6

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          7

Distributions and Taxes                                                   7

Exchange Privilege                                                        8

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, as to which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

GOAL/APPROACH

The portfolio seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400((reg.tm)) Index (" S& P 400"). To pursue this goal, the portfolio invests primarily in a blended portfolio of growth and value stocks of medium-size companies, those whose market values generally range between $200 million and $10 billion. Stocks are chosen through a disciplined process combining computer modeling techniques, fundamental analysis and risk management. Consistency of returns and stability of the portfolio's share price compared to the S&P 400 are primary goals of the process. The portfolio's stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts.

Dreyfus uses a computer model to identify and rank stocks within an industry or sector, based on:

     . VALUE, or how a stock is priced relative to its perceived intrinsic worth

     . GROWTH, in this case the sustainability or growth of earnings

     . FINANCIAL PROFILE, which measures the financial health of the company

Next, Dreyfus uses fundamental analysis to select the most attractive of the top-ranked securities.

Dreyfus then manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry. The portfolio is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are similar to those of the S&P 400.

Concepts to understand

MIDCAP COMPANIES: established companies that may not be well known. Midcap companies have the potential to grow faster than large-cap companies, but may lack the resources to weather economic shifts, and are more volatile than large companies.

COMPUTER MODEL: a proprietary computer model that evaluates and ranks a universe of over 2,000 stocks. Dreyfus reviews each of the screens on a regular basis. Dreyfus also maintains the flexibility to adapt the screening criteria to changes in market conditions.

                                                                  The Portfolio
<Page 1>

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Medium-size companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the portfolio's investments will rise and fall based on investor perception rather than economics.

Although the portfolio seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile very similar to the S&P 400, the portfolio is expected to hold fewer securities than the index. Owning fewer securities and the ability to purchase stocks of companies not listed in the S&P 400 can cause the portfolio to underperform the index.

By investing in a mix of growth and value companies, the portfolio assumes the risks of both and may achieve more modest gains than funds that use only one investment style. Because the stock prices of growth companies are based in part on future expectations, they may fall sharply if earnings expectations are not met or investors believe the prospects for a stock, industry or the economy in general are weak. Growth stocks also typically lack the dividend yield that could cushion stock prices in market downturns. With value stocks, there is the risk that they may never reach what the manager believes is their full market value, or that their intrinsic values may fall. While investments in value stocks may limit downside risk over time, they may produce smaller gains than riskier stocks.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

The portfolio, at times, may invest some assets in derivatives, such as options and futures contracts. These practices, when employed, are used to hedge the portfolio and increase returns; however, such practices sometimes may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

The portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the portfolio's gains or losses.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.


<Page 2>

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the performance of the portfolio's Initial shares for the portfolio's first full calendar year of operations. The table compares the average annual total return of the Initial shares to that of the S&P 400, a broad measure of midcap stock performance. All performance figures reflect the reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. As a new class, past performance information is not available for Service shares as of the date of this prospectus.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                                        10.82
90      91      92      93      94      95      96      97      98      99

INITIAL SHARES

BEST QUARTER:                    Q4 '99                           +14.67%

WORST QUARTER:                   Q3 '99                            -7.11%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99

                                                                      Since
                                                                    inception

                                            1 Year                   (5/1/98)
--------------------------------------------------------------------------------

INITIAL SHARES                              10.82%                      4.72%

S&P 400                                     14.72%                      12.02%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 4/30/98 IS USED AS THE BEGINNING VALUE ON 5/1/98.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

                                                                  The Portfolio


<Page 3>

EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial          Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.71%           0.71%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      1.46%           1.71%

Fee waiver and/or expense
reimbursement                                         (0.46%)         (0.71%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 1.00%           1.00%

*THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.00%. FOR THE FISCAL YEAR ENDED DECEMBER 31, 1999, DREYFUS FURTHER REIMBURSED THE PORTFOLIO FOR OTHER EXPENSES SO THAT TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES FOR INITIAL SHARES WERE 0.97% INSTEAD OF 1.00%. (SERVICE SHARES WERE NOT IN EXISTENCE DURING THE FISCAL YEAR ENDED DECEMBER 31, 1999.) THIS ADDITIONAL EXPENSE REIMBURSEMENT WAS VOLUNTARY.
--------------------------------------------------------------------------------

Expense example

                                            1 Year                 3 Years                5 Years           10 Years
---------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                              $102                  $417                   $754                 $1,707

SERVICE SHARES                              $102                  $469                   $862                 $1,960

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only. The one-year number is based on the net operating expenses. The longer-term numbers are based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies, and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares which could be more than that payable with respect to other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.


<Page 4>


MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $154 billion in over 190 mutual fund portfolios. For the past fiscal year, the portfolio paid Dreyfus a management fee at the annual rate of 0.29% of the portfolio' s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $540 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


John O' Toole is the portfolio's primary portfolio manager, a position he has held since the portfolio' s inception. He has been employed by Dreyfus since October 1994. Mr. O' Toole also is a senior vice president and a portfolio manager for Mellon Equity Associates, an affiliate of Dreyfus, and has been employed by Mellon Bank, N.A. since 1979.

The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio' s distributor) each has adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

                                                                  The Portfolio
<Page 5>

FINANCIAL HIGHLIGHTS

The following table describes the performance of the portfolio's Initial shares for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much an investment in the portfolio would have increased (or decreased) during each period, assuming the investor had reinvested all dividends and distributions. These figures (other than those for the six-month period ended June 30, 2000) have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request.
Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown. Since Service shares are new, financial highlights information is not available for that class as of the date of this prospectus.

                                                                                 (UNAUDITED)

                                                                           SIX MONTHS ENDED JUNE 30,      YEAR ENDED DECEMBER 31,

 INITIAL SHARES                                                                     2000                 1999           1998(1)
---------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                               13.44                12.16         12.50

 Investment operations:  Investment income -- net                                     .03(2)               .03(2)        .02

                         Net realized and unrealized gain (loss) on investments       .86                 1.28          (.34)

 Total from investment operations                                                     .89                 1.31          (.32)

 Distributions:          Dividends from investment income -- net                      .00(3)              (.03)         (.02)

 Net asset value, end of period                                                     14.33                13.44         12.16

 Total return (%)                                                                    6.63(4)             10.82         (2.53)(4)
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                          .50(4)               .97           .67(4)

 Ratio of net investment income to average net assets (%)                             .20(4)               .26           .18(4)

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)             .07(4)               .49           .60(4)

 Portfolio turnover rate (%)                                                        52.16(4)             77.73         75.74(4)
---------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                             32,187               15,563        10,506

(1)  FROM MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(4)  NOT ANNUALIZED.


<Page 6>
                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

THE PRICE FOR PORTFOLIO SHARES is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/DREYFUS INVESTMENT PORTFOLIOS: MIDCAP STOCK PORTFOLIO/ SHARE CLASS) , for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES

THE PORTFOLIO USUALLY PAYS DIVIDENDS from its net investment income and distributes any net capital gains it has realized once a year.

EACH  SHARE  CLASS WILL GENERATE a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.

                                                            Account Information
<Page 7>


EXCHANGE PRIVILEGE

SHAREHOLDERS CAN EXCHANGE SHARES of a class of the portfolio for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such portfolio or fund offered without a separate class designation, or which makes available only one class, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.


<Page 8>

NOTES

                                                           For More Information

Dreyfus Investment Portfolios
MidCap Stock Portfolio
----------------------------------------

SEC file number:  811-08673

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2000 Dreyfus Service Corporation
174P1200


Dreyfus Investment Portfolios

Technology Growth Portfolio

Investing in technology companies for capital appreciation

PROSPECTUS December 31, 2000

(reg.tm)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.




The Portfolio

                                                  Dreyfus Investment Portfolios

                                                    Technology Growth Portfolio

Contents

The Portfolio
--------------------------------------------------------------------------------

Goal/Approach                                                             1

Main Risks                                                                2

Past Performance                                                          3

Expenses                                                                  4

Management                                                                5

Financial Highlights                                                      6

Account Information
--------------------------------------------------------------------------------

Account Policies                                                          7

Distributions and Taxes                                                   7

Exchange Privilege                                                        8

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies (" VLI policies" ). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, as to which the portfolio assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

GOAL/APPROACH

The portfolio seeks capital appreciation. To pursue this goal, the portfolio invests primarily in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation. Up to 25% of the portfolio's assets may be invested in foreign securities. The portfolio' s stock investments may include common stocks, preferred stocks and convertible securities.

In choosing stocks, the portfolio looks for sectors in technology that are expected to outperform on a relative scale. The more attractive sectors are overweighted; those sectors with less appealing prospects are underweighted. Among the sectors evaluated are those that develop, produce or distribute
products   or   services   in   the   computer,   semi-conductor,  electronics,
communications,  healthcare,  biotechnology,  computer  software  and  hardware,
electronic   components   and   systems,   network   and   cable  broadcasting,
telecommunications, defense and aerospace, and environmental sectors.

Although the portfolio looks for companies with the potential for strong earnings growth rates, some of the portfolio's investments may currently be experiencing losses. Moreover, the portfolio may invest in small-, mid- and large-cap securities in all available trading markets, including initial public offerings (IPOs) and the aftermarket.

Concepts to understand

SMALL AND MIDSIZE COMPANIES: new and often entrepreneurial companies. These companies tend to grow faster than large-cap companies and typically use any profits for expansion rather than for paying dividends. They are also more volatile than larger companies and fail more often.

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

                                                                  The Portfolio
<Page 1>

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. In fact, the technology sector has been among the most volatile sectors of the stock market. The value of a shareholder's investment in the portfolio will go up and down, sometimes dramatically, which means that shareholders could lose money.

Technology companies, especially small-cap technology companies, involve greater risk because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the portfolio's investments in technology companies will rise and fall based on investor perception rather than economics. Other portfolio investments are made in anticipation of future products and services which, if delayed or cancelled, could cause the stock price to drop dramatically.

Growth companies are expected to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

Any foreign securities purchased by the portfolio include special risks, such as
exposure   to   currency  fluctuations,  changing  political  climate,  lack  of comprehensive company information and potentially less liquidity.

The portfolio may purchase securities of companies in IPOs. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the portfolio. As a portfolio' s asset base increases, IPOs often have a diminished effect on such portfolio's performance.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

The portfolio, at times, may invest in derivatives, such as options and futures contracts. The portfolio also may invest in foreign currencies and engage in short-selling, which involves selling a security it does not own in anticipation of a decline in the market price of the security. These practices, when employed, are used primarily to hedge its portfolio but also may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility. In addition, derivatives can be illiquid and highly sensitive to changes in their underlying instrument. A small investment in certain derivatives could have a potentially large impact on the portfolio's performance.

At times, the portfolio may engage in short-term trading, which could produce higher brokerage costs.

The portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the portfolio's gains or losses.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

<Page 2>

PAST PERFORMANCE

Since Initial shares had less than one calendar year of performance as of December 31, 1999, annual total return information for that class is not included in this section of the prospectus. As a new class, past performance information is not available for Service shares as of the date of this prospectus.

                                                                  The Portfolio
<Page 3>

EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. These figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------

Fee table

                                                    Initial         Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.04%           0.04%
--------------------------------------------------------------------------------

TOTAL                                                   0.79%           1.04%
--------------------------------------------------------------------------------

Expense example

                                                    1 Year           3 Years
--------------------------------------------------------------------------------

INITIAL SHARES                                      $81             $252

SERVICE SHARES                                      $106            $331

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies, and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares which could be more than that payable with respect to other types of sales charges.

OTHER EXPENSES: estimated fees to be paid by the portfolio for the current fiscal year for miscellaneous items such as transfer agency, custody, professional and registration fees.

<Page 4>



MANAGEMENT

The investment adviser for the portfolio is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $154 billion in over 190 mutual fund portfolios. The portfolio has agreed to pay Dreyfus a management fee at the annual rate of 0.75% of the portfolio's average daily net assets. For the fiscal period August 31, 1999 (commencement of operations) through December 31, 1999, Dreyfus waived or reimbursed a portion of its management fee so that the net fee paid by the portfolio was 0.49%. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $540 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The portfolio's primary portfolio manager is Mark Herskovitz. Mr. Herskovitz has been the primary portfolio manager of the portfolio since its inception and has been employed by Dreyfus since 1996. From 1992 to 1996, he served as a senior technology analyst at National City Bank.

The portfolio, Dreyfus and Dreyfus Service Corporation (the portfolio' s distributor) each has adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the portfolio. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund

                                                                  The Portfolio
<Page 5>

FINANCIAL HIGHLIGHTS

The following table describes the performance of the portfolio's Initial shares for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much an investment in the portfolio would have increased (or decreased) during each period, assuming the investor had reinvested all dividends and distributions. These figures (other than those for the six-month period ended June 30, 2000) have been independently audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report, which is available upon request.
Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the table, would reduce the investment returns that are shown. Since Service shares are new, financial highlights information is not available for that class as of the date of this prospectus.

                                                                                              (UNAUDITED)
                                                                                           SIX MONTHS ENDED          YEAR ENDED
                                                                                                 JUNE 30,            DECEMBER 31

INITIAL SHARES                                                                                     2000                 1999(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                               19.45                12.50

 Investment operations:  Investment (loss) -- net                                                   (.04)(2)             (.02)(2)

                         Net realized and unrealized gain (loss) on investments                     2.59                 6.97

 Total from investment operations                                                                   2.55                 6.95

 Distributions:          Dividends from net realized gain on investments                            (.02)                  --

 Net asset value, end of period                                                                    21.98                19.45

 Total return (%)                                                                                  13.10(3)             55.60(3)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                          .43(3)               .36(3)

Ratio of net investment income (loss) to average net assets (%)                                     (.19)(3)             (.14)
(3)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)
                                                                                                      --                  .09(3)

Portfolio turnover rate (%)                                                                        65.98(3)             20.01(3)
---------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                            168,673               65,707

(1)  FROM AUGUST 31, 1999 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1999.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  NOT ANNUALIZED.


<Page 6>
                                                            Account Information

ACCOUNT POLICIES

Buying/Selling shares

Portfolio shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares

The price for portfolio shares is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

Wire purchase payments may be made if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/Dreyfus Investment Portfolios: Technology Growth Portfolio/share class) , for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead), account registration and dealer number, if applicable, of the participating insurance company.

The portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees.

DISTRIBUTIONS AND TAXES

The portfolio usually pays dividends from its net investment income and distributes any net capital gains it has realized once a year.

Each  share  class will generate a different dividend because each has different
expenses.   Distributions  will  be  reinvested  in  the  portfolio  unless  the participating insurance company instructs otherwise.

Since the portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolio. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.

                                                            Account Information

<Page 7>

EXCHANGE PRIVILEGE

Shareholders can exchange shares of a class of the portfolio for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such portfolio or fund offered without a separate class designation, or which makes available only one class, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.

<Page 8>

NOTES

                                                           For More Information

Dreyfus Investment Portfolios
Technology Growth Portfolio
----------------------------------------

SEC file number:  811-08673

More information on the portfolio is available free upon request, including the following:

Annual/Semiannual Report

Describes the portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144 Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2000 Dreyfus Service Corporation
175P1200